UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-01597

STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250, HOUSTON, TX        77042

(Address of principal executive offices)      (Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OH        43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-262-6631

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2016

October 31, 2016

SEMI-ANNUAL REPORT(UNAUDITED)

STEWARD MUTUAL
FUNDS

DISCIPLINED, PRINCIPLED, RESPONSIBLE INVESTING

www.stewardmutualfunds.com

Semi-Annual Report
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
Steward Global Equity Income Fund
October 31, 2016

Dear Shareholder:

We are pleased to present the Steward Funds Semi-Annual Report for the six months ending October 31, 2016. The Semi-Annual Report includes commentary on the Funds’ screening process, as well as performance reviews and current strategy from the portfolio managers.

Steward Funds Offer Diversification to Your Portfolio

The asset allocation decision is one of the most important decisions an investor will make and the Steward Funds make it possible to achieve a diverse asset allocation for your investment portfolio. The Funds offer fixed income, large-cap equity, small/mid-cap equity, international equity and global equity income for your investing solutions.

The Steward Funds’ Faith-Based Screens

Faith-based screens are applied to all of the investments within the Steward Funds family. The Steward Funds seek to avoid investments in pornography and abortion, as well as companies that are substantial producers of alcohol, gambling and tobacco. The Funds’ screening resource firm, CFS Consulting Services, LLC, has extensive experience in the faith-based investing business and brings a wealth of knowledge of screening for Christian-based investors.

The following details each of the Funds’ annual performance and strategies.

STEWARD LARGE CAP ENHANCED INDEX FUND

Fund Performance

For the six months ended October 31, 2016, the Steward Large Cap Enhanced Index Fund returned 2.69% for the Individual class shares and 2.84% for the Institutional class shares. The return for the S&P 500 Index for the same period was 4.06%. The S&P 500 Pure Index component returns were 4.49% for the S&P 500 Pure Growth Index and 1.89% for the S&P 500 Pure Value Index.

Factors Affecting Performance

The Fund’s blended benchmark structure was altered in late June when the Fund was shifted from a 60%, 25% and 15% weighting to a neutral 60%, 20% and 20% weighting among the S&P 500, S&P 500 Pure Value and S&P 500 Pure Growth indices, respectively. Over the period that the tilt towards value was in place, pure growth outperformed pure value by 185 basis points. The tilt was originally initiated in anticipation of the Federal Reserve raising interest rates, but was removed in June 2016 when they decided to delay the rate hike.

When combined, the more style focused S&P 500 Pure Growth and S&P 500 Pure Value indices underperformed the non-pure counterparts over the six month period. This contributed to the Fund’s lower relative return. The S&P 500 Pure Growth Index was up 4.49% compared to 4.90% for its non-pure counterpart. The S&P Pure Value Index gained 1.89% compared to 3.21% for its non-pure counterpart. When combined, the non-pure style indices exceed the pure style indices by an average of 87 basis points.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies. These policies avoid investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling or pornography. For the six months ended October 31, 2016, the faith-based values investment policies had a net positive performance impact on the Fund. Companies such as General Electric (life ethics) and Bristol Myers Squibb (life ethics) significantly underperformed the benchmark. The companies returned -3.92% and -28.61% for the period, respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund is not a passively managed, indexed fund. The Fund’s strategy seeks enhanced performance over the S&P 500 Index by changing the relative tilts between the S&P 500 Pure Growth Index and the S&P 500 Pure Value Index. In order to accomplish this objective, portfolio managers utilize computer-aided, quantitative analysis that considers factors such as valuation, growth, dividend yield, industry, among others. The Fund’s investments are allocated in a manner that attempts to match the characteristics of the blended benchmark. The consideration of these factors represents an attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

Fund Performance

For the six months ended October 31, 2016, the Steward Small-Mid Cap Enhanced Index Fund returned 3.08% for the Individual class shares and 3.26% for the Institutional class shares. The return for the S&P 1000 Index for the same period was 4.31%. The S&P 1000 Pure Index component returns were 2.60% for the S&P 1000 Pure Growth Index and 1.53% for the S&P 1000 Pure Value Index.

Factors Affecting Performance

The Fund’s blended benchmark structure was altered in late June when the Fund was shifted from a 60%, 25% and 15% weighting to a neutral 60%, 20% and 20% weighting among the S&P 1000, S&P 1000 Pure Value and S&P 1000 Pure Growth indices, respectively. Over the time period the tilt was in place, pure value outperformed pure growth by 193 basis points, leading to improved performance when compared to a neutral tilt.

When combined, the more style focused S&P 1000 Pure Growth and S&P 1000 Pure Value indices underperformed the non-pure counterparts over the period. This contributed to the Fund’s lower relative return. The S&P 1000 Pure Growth Index was up 2.60% compared to 4.24% for its non-pure counterpart. The S&P 1000 Pure Value Index rose 1.53% compared to an increase of 4.37% for its non-pure counterpart. When combined, the non-pure style indices exceed the pure style indices by an average of 224 basis points.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies. These policies avoid investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling or pornography. For the six months ended October 31, 2016, the faith-based values investment policies had a positive performance impact on the Fund. Companies such as Community Health Systems (life ethics) and Tenet Healthcare (life ethics) significantly underperformed the benchmark. The companies returned -66.38% and -37.80% for the period, respectively.

Compensating for a specific industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund is not a passively managed, indexed fund. The Fund’s strategy seeks enhanced performance over the S&P 1000 Index by changing the relative tilts between the S&P 1000 Pure Growth Index and the S&P 1000 Pure Value Index. In order to accomplish this objective, portfolio managers utilize computer-aided, quantitative analysis that considers factors such as valuation, growth, dividend yield, industry, among others. The Fund’s investments are allocated in a manner that attempts to match the characteristics of the blended benchmark. The consideration of these factors represents an attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies.

STEWARD INTERNATIONAL ENHANCED INDEX FUND

Fund Performance

For the six months ended October 31, 2016, the Steward International Enhanced Index Fund returned 3.49% for the Individual class shares and 3.66% for the Institutional class shares. The return for the S&P ADR Index was 0.91%. To represent the emerging markets component, the BLDRS Emerging Markets 50 ADR Index Fund returned 13.43% for the same period.

Factors Affecting Performance

For the six months ended October 31, 2016, the Fund’s blended benchmark structure was allocated between the S&P ADR Index and BLDRS Emerging Markets 50 ADR Index Fund at 80% and 20%, respectively. This represents a tilt towards emerging markets. The Fund maintained this allocation for the entire six month period. The Eurozone faced rebellion from some of its members, most notably the United Kingdom, which voted in June 2016 to exit the European Union (EU) in a contentious and shocking vote. There are concerns that other EU countries will follow the United Kingdom’s lead and vote to exit as well. Beyond this issue, the EU seems to be getting economically stronger as its refugee crisis is expected to lead to more government spending, boosting short-term demand. Also, China seemingly escaped a hard landing if their economic statistics are to be believed. Central banks around the world continue accommodative monetary policy in spite of a potential U.S. rate hike in December. Inflation globally remains low giving central banks added flexibility in maintaining these policies. Another catalyst is the current level of prices for gasoline and oil that, while on an upswing, are still well below the prices of a couple of years ago. The windfall to consumers should increase disposable income and boost consumer spending over the near-term.

The emerging markets component of the Fund outperformed the international developed markets significantly during the period. Emerging market companies such as Netease and Petroleo Brasil were major factors with returns of +84.13% and +51.36%, respectively.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies. These policies avoid investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling or pornography. For the six month period ended October 31, 2016, the faith-based values investment policies had a net positive performance impact on the Fund. Companies such as Novartis AG (life ethics) and Novo Nordisk A/S (life ethics) substantially underperformed the benchmark with returns of -6.52% and -35.68%, respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund is not a passively managed, indexed fund. The Fund’s strategy seeks enhanced performance over the S&P ADR Index by changing the relative tilts between developed and emerging market equity securities. In order to accomplish this objective, portfolio managers utilize computer-aided, quantitative analysis that considers factors such as valuation, growth, dividend yield, industry, among others. The Fund’s investments are allocated in a manner that attempts to match the characteristics of the blended benchmark. The consideration of these factors represents an attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies.

STEWARD SELECT BOND FUND

Market Overview

With an 86% probability of a higher Fed Funds rate at the December Federal Open Market Committee (FOMC) meeting based on the Fed Funds futures, it would appear that the 2nd rate hike in the cycle is nigh. However, as we have seen in the not so recent past, the FOMC has a tendency to pull on global issues or the belief that the economy can run a little “hot” in regards to labor and inflation in order to maintain the low level of interest rates that we currently occupy. Although we haven’t seen tremendous growth domestically or abroad, there has been steady movement and European PMI numbers have shown improvement. Historically, the 70% futures probability level seems to be the line at which we see the FOMC make a change in policy. If that holds true, then the 86% probability we see for the December meeting would lead us to believe that we will have one Fed Funds hike this year, repeating the process from 2015.

As yields on U.S. Treasury notes have moved higher over the course of the past few months, we would assume that a rate hike is somewhat baked in to the market at this point. U.S. 2 year and 10 year notes have moved up by 9 basis points and 22 basis points respectively for the month of October alone, bringing the 2 – 10 year spread to 98 basis points as of October 31st — very close to the 100 basis points spread we would expect for this measure. If the FOMC produced no change in rates from now to the end of the year, we would anticipate yields giving back much of this move and the spread narrowing as a flatter yield curve takes effect. However, this would be a surprise to the market and we anticipate that following one rate hike this year, we will be on course for more slow and steady proceedings in 2017.

Fund Performance

The more conservative positioning of the Fund in anticipation of a rising rate scenario was a headwind during the beginning of the year as rates moved lower and then remained range-bound for much of the year. However, as we see the trend reversing, the Fund outperformed the index by over 60 basis points during the month of October and we expect to see this continue based on the probability of a Fed Funds rate hike in December at the FOMC meeting. The shorter duration and elevated level of income in the Fund were positive contributors to performance last month and should continue to be throughout the fourth quarter and into 2017 if we continue to see higher yields along the treasury curve.

Portfolio Strategy

With only two months left before the end of the year, and several balls still up in the air including the FOMC actions, the aftermath of the U.S. election along with upcoming elections in Europe, continued focus on Brexit proceedings and forward guidance from other central banks around the globe, we may be in for a volatile close to 2016. Our four-step investment process incorporates concepts of duration, yield curve structure, sector analysis and sector security selection. Utilizing this process, the Steward Select Bond Fund is positioned for a rising interest rate environment which has worked to our advantage during the month of October.

Shorter duration to reduce interest rate sensitivity is coupled with higher levels of income flow as compared to comparable indices to help reduce volatility in market values. As bonds matured or were called, we were able to reinvest in high-quality, investment-grade companies that support our strategy to focus on the income flow and interest rate sensitivity of the fund. We will continue to monitor the markets and make opportunistic changes to our fund strategy based on the inputs and follow through of our investment process.

STEWARD GLOBAL EQUITY INCOME FUND

Fund Performance

For the six month period ended October 31, 2016, the Steward Global Equity Income Fund returned 3.36% for the Individual class shares and 3.55% for the Institutional Class shares. The return for the S&P 500 Index was 4.06% and the return for the global market as represented by the S&P Global 1200 Index was 3.08% for the same period. For dividend income comparison purposes, the MSCI ACWI High Dividend Yield Index returned 1.59%.

Factors Affecting Performance

Equity markets for the first two months of the period held a relatively tight performance range while moving slightly higher. This all changed when the United Kingdom voted to leave the EU. The markets reacted as expected with the uncertainty that surrounds the decision. Long term the decision will most likely not be detrimental to the United Kingdom if handled properly. The Bank of England moved to lower interest rates and took a second step of expanding its quantitative easing with an additional asset purchase program to help mitigate any negative impact. Other countries in the EU will undoubtedly begin to reevaluate their own membership. The recent leading economic indicators shows Germany being resilient to the Brexit vote but other countries such as France and Italy were being negatively impacted.

The economic data in the U.S. has generally come in fairly strong throughout the third quarter with weakness only revealing itself in September allowing the Federal Reserve to keep interest rates on hold. A current snapshot of the U.S. economy shows surprising strength with continued job gains and wage increases, jobless claims remaining fairly low and an improving housing sector. In Japan, the Bank of Japan made some adjustments to their monetary policy resulting in some modest additional monetary easing. Overall the developed countries around the world continue to report slow economic growth while implementing significant monetary easing policy.

The Fund’s allocation at the end of the period was 60% U.S. and 40% international with domestic stocks outperforming their international counterparts during the quarter. Positive contributors to relative return were led by Taiwan Semiconductor Manufacturing Co. +35.81%. Market value increased on positive indicators disclosed by management which included plans for a steady increase in dividends over the long run. The company is currently the largest weight holding in the portfolio. Banco Santander-Chile +17.78% shares climbed throughout the period with the company reporting that core business trends remained solid, with healthy loan growth, strong client margins, expanding fees and sound asset quality. Hershey Co. +11.36% shares rose sharply when Mondelez made a takeover bid on the company. The holding was sold during the period to capture the premium of the acquisition offer. The deal subsequently collapsed with Hershey giving back most of the initial offer premium.

Holdings that were negative contributors to relative return included Flowers Foods, Inc. -17.42% as shares dropped sharply after an announcement of an investigation by the Department of Labor. This event triggered an immediate review of the company and it was determined that the level of risk to Flower’s Foods was sufficiently high to warrant it being sold out of the portfolio prior to the quarterly trading cycle. Prudential plc -16.35% dropped on a sharp decline in second half earnings. While the impact of the Brexit vote is minimal due to limited exposure in Europe outside its domestic market, the company’s U.S. division is suffering from the new regulations imposed by the Department of Labor. Overall the strategy has performed well for the period and will continue to seek high quality dividend paying companies that provide superior results over the long-term.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies which avoids investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy pursues its objective through the investment of dividend paying stocks that have demonstrated above median yield and a favorable trend in dividend and earnings growth. In addition to domestic stocks, this strategy includes the ability to invest in international securities traded on U.S. market exchanges. As the international market’s share of the world’s total market capitalization continues to grow, the ability to access these markets becomes increasingly important.

The benefits of dividend paying stocks include lower volatility versus non-dividend payers and the overall market. Dividends are an important indicator of corporate strength. Therefore companies are reluctant to change a policy that encourages disciplined management, since that could signal corporate distress. Unlike earnings, which can be affected by various accounting methods; dividends are transparent and cannot be manipulated. In addition, dividends have historically provided a major component of the stock market’s total return. The strategy provides income with capital appreciation while lowering overall risk. This is accomplished while adhering to the Fund’s faith-based values investment policies.

We Thank You for Your Continued Investment in the Steward Funds

Your business is important to us. The current total net assets of the Funds are approaching $1 billion. This growth would not have been possible without the many referrals that we have received from our existing clients, as well as your continued investment. For more information on the Steward Funds, we invite you to visit our website at www.stewardmutualfunds.com or call us at 800-262-6631. We look forward to fulfilling your investment needs for many years to come.

Sincerely,

Michael L. Kern, III, CFA
President

Melville Cody
Portfolio Manager

Zachary Wehner, JD
Portfolio Manager

Victoria Fernandez
Portfolio Manager

John Wolf
Portfolio Manager

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Banks	5.5%
Oil, Gas & Consumable Fuels	4.9
Insurance	4.7
Specialty Retail	4.3
Internet Software & Services	4.2
IT Services	4.1
Software	4.0
Semiconductors & Semiconductor Equipment	3.9
Equity Real Estate Investment Trusts	3.5
Health Care Providers & Services	3.4
Health Care Equipment & Supplies	3.2
Technology Hardware, Storage & Peripherals	3.1
Capital Markets	2.8
Biotechnology	2.7
Electric Utilities	2.7
Food Products	2.5
Aerospace & Defense	2.5
Diversified Telecommunication Services	2.0
Food & Staples Retailing	2.0
Multi-Utilities	1.8
Beverages	1.8
Chemicals	1.6
Diversified Financial Services	1.5
Household Products	1.5
Media	1.5
Machinery	1.5
Hotels, Restaurants & Leisure	1.4
Energy Equipment & Services	1.3
Internet & Direct Marketing Retail	1.1
Construction & Engineering	1.1
Pharmaceuticals	1.1

Industry Diversification	Percent*
Household Durables	1.1%
Textiles, Apparel & Luxury Goods	1.0
Industrial Conglomerates	1.0
Multiline Retail	1.0
Metals & Mining	0.9
Communications Equipment	0.8
Independent Power & Renewable Electricity Producers	0.8
Life Sciences Tools & Services	0.8
Airlines	0.8
Consumer Finance	0.8
Automobiles	0.8
Road & Rail	0.7
Containers & Packaging	0.7
Electrical Equipment	0.7
Building Products	0.6
Professional Services	0.6
Money Market Funds	0.6
Electronic Equipment, Instruments & Components	0.5
Air Freight & Logistics	0.5
Construction Materials	0.5
Commercial Services & Supplies	0.4
Personal Products	0.3
Distributors	0.2
Health Care Technology	0.2
Auto Components	0.2
Water Utilities	0.1
Trading Companies & Distributors	0.1
Real Estate Management & Development	0.1
Leisure Products	0.1
Diversified Consumer Services	0.0
Total Investments	100.1%
*	Percentages indicated are based on net assets as of October 31, 2016.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.5%)
AEROSPACE & DEFENSE (2.5%)
Alcoa, Inc.	43,673	$1,254,288
General Dynamics Corp.	3,900	587,886
L-3 Communications Holdings, Inc.	1,550	212,257
Lockheed Martin Corp.	3,889	958,172
Northrop Grumman Corp.	5,340	1,222,860
Raytheon Co.	4,100	560,101
Rockwell Collins, Inc.	1,390	117,205
Textron, Inc.	9,260	371,141
The Boeing Co.	8,298	1,181,884
TransDigm Group, Inc.	2,960	806,482
United Technologies Corp.	8,710	890,162
		8,162,438
AIR FREIGHT & LOGISTICS (0.5%)
C.H. Robinson Worldwide, Inc.	1,690	115,123
Expeditors International of Washington, Inc.	2,060	106,028
FedEx Corp.	2,782	484,958
United Parcel Service, Inc., Class B	8,780	946,133
		1,652,242
AIRLINES (0.8%)
Alaska Air Group, Inc.	9,260	668,757
American Airlines Group, Inc.	4,260	172,956
Delta Air Lines, Inc.	8,430	352,121
Southwest Airlines Co.	16,490	660,425
United Continental Holdings, Inc.(a)	12,370	695,565
		2,549,824
AUTO COMPONENTS (0.2%)
Adient PLC(a)	1,362	61,989
BorgWarner, Inc.	1,460	52,326
Delphi Automotive PLC	5,480	356,584
Goodyear Tire & Rubber Co.	2,540	73,736
		544,635
AUTOMOBILES (0.8%)
Ford Motor Co.	104,660	1,228,708
General Motors Co.	41,010	1,295,916
Harley-Davidson, Inc.	1,990	113,470
		2,638,094
BANKS (5.5%)
Bank of America Corp.	157,399	2,597,083
BB&T Corp.	17,600	689,920
Citigroup, Inc.	42,900	2,108,535
Citizens Financial Group, Inc.	2,260	59,528
Comerica, Inc.	12,000	625,080
Fifth Third Bancorp	30,760	669,338
Huntington Bancshares, Inc.	21,120	223,872
JPMorgan Chase & Co.	46,334	3,209,093

	Shares	Value
KeyCorp	55,680	$786,202
M&T Bank Corp.	1,250	153,412
People’s United Financial, Inc.	31,620	513,509
PNC Financial Services Group, Inc.	8,904	851,222
Regions Financial Corp.	100,112	1,072,199
SunTrust Banks, Inc.	18,390	831,780
U.S. Bancorp	16,530	739,883
Wells Fargo & Co.	46,658	2,146,735
Zions Bancorp	19,990	643,878
		17,921,269
BEVERAGES (1.8%)
Coca-Cola Co.	52,040	2,206,496
Dr Pepper Snapple Group, Inc.	8,410	738,314
Monster Beverage Corp.(a)	5,730	827,068
PepsiCo, Inc.	20,721	2,221,291
		5,993,169
BIOTECHNOLOGY (2.7%)
AbbVie, Inc.	18,900	1,054,242
Alexion Pharmaceuticals, Inc.(a)	5,871	766,165
Amgen, Inc.	9,823	1,386,615
Biogen Idec, Inc.(a)	4,527	1,268,375
Celgene Corp.(a)	14,420	1,473,436
Gilead Sciences, Inc.	22,510	1,657,411
Regeneron Pharmaceuticals, Inc.(a)	2,863	987,792
Vertex Pharmaceuticals, Inc.(a)	3,630	275,372
		8,869,408
BUILDING PRODUCTS (0.6%)
Allegion PLC	1,073	68,500
Fortune Brands Home & Security, Inc.	12,860	702,542
Johnson Controls International PLC(a)	13,621	549,199
Masco Corp.	24,510	756,869
		2,077,110
CAPITAL MARKETS (2.8%)
Affiliated Managers Group, Inc.(a)	304	40,329
Ameriprise Financial, Inc.	1,106	97,759
Bank of New York Mellon Corp.	19,311	835,587
BlackRock, Inc.	1,743	594,781
Charles Schwab Corp.	23,640	749,388
CME Group, Inc.	4,975	497,997
E*TRADE Financial Corp.(a)	17,838	502,318
Franklin Resources, Inc.	3,260	109,732
Goldman Sachs Group, Inc.	7,024	1,251,958
IntercontinentalExchange Group, Inc.	3,679	994,765
Invesco Ltd.	3,670	103,090
Legg Mason, Inc.	11,680	335,450
Moody’s Corp.	5,970	600,104
Morgan Stanley	15,810	530,742
Northern Trust Corp.	2,560	185,395
S&P Global, Inc.	10,300	1,255,055

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
State Street Corp.	3,787	$265,885
T. Rowe Price Group, Inc.	2,930	187,549
The NASDAQ OMX Group, Inc.	1,950	124,742
		9,262,626
CHEMICALS (1.6%)
AdvanSix, Inc.(a)	1	10
Air Products & Chemicals, Inc.	2,880	384,250
Albemarle Corp.	1,670	139,528
CF Industries Holdings, Inc.	1,290	30,973
Dow Chemical Co.	12,050	648,410
E.I. du Pont de Nemours & Co.	10,670	733,989
Ecolab, Inc.	3,780	431,563
FMC Corp.	1,400	65,646
International Flavors & Fragrances, Inc.	1,490	194,862
Lyondellbasell Industries NV, Class A	3,280	260,924
Monsanto Co.	5,070	510,904
PPG Industries, Inc.	3,168	295,036
Praxair, Inc.	3,720	435,463
The Mosaic Co.	21,600	508,248
The Sherwin-Williams Co.	2,305	564,402
		5,204,208
COMMERCIAL SERVICES & SUPPLIES (0.4%)
Cintas Corp.	5,670	604,819
Pitney Bowes, Inc.	1,920	34,253
Republic Services, Inc., Class A	4,236	222,941
Stericycle, Inc.(a)	1,140	91,302
Waste Management, Inc.	6,860	450,428
		1,403,743
COMMUNICATIONS EQUIPMENT (0.8%)
Cisco Systems, Inc.	55,020	1,688,014
F5 Networks, Inc.(a)	930	128,535
Harris Corp.	1,860	165,931
Juniper Networks, Inc.	14,910	392,729
Motorola Solutions, Inc.	2,201	159,748
		2,534,957
CONSTRUCTION & ENGINEERING (1.1%)
Fluor Corp.	20,000	1,039,800
Jacobs Engineering Group, Inc.(a)	23,170	1,195,109
Quanta Services, Inc.(a)	42,980	1,235,675
		3,470,584
CONSTRUCTION MATERIALS (0.5%)
Martin Marietta Materials, Inc.	4,090	758,204
Vulcan Materials Co.	8,543	967,068
		1,725,272
CONSUMER FINANCE (0.8%)
American Express Co.	9,230	613,057
Capital One Financial Corp.	13,538	1,002,354

	Shares	Value
Discover Financial Services	4,680	$263,624
Navient Corp.	45,680	583,790
Synchrony Financial	9,540	272,749
		2,735,574
CONTAINERS & PACKAGING (0.7%)
Avery Dennison Corp.	8,400	586,236
Ball Corp.	1,980	152,599
International Paper Co.	4,550	204,886
Owens-Illinois, Inc.(a)	14,120	272,516
Sealed Air Corp.	2,300	104,949
WestRock Co.	17,479	807,355
		2,128,541
DISTRIBUTORS (0.2%)
Genuine Parts Co.	1,870	169,403
LKQ Corp.(a)	19,420	626,878
		796,281
DIVERSIFIED CONSUMER SERVICES (0.0%)
H&R Block, Inc.	3,060	70,288
DIVERSIFIED FINANCIAL SERVICES (1.5%)
Berkshire Hathaway, Inc., Class B(a)	24,850	3,585,855
Leucadia National Corp.	65,840	1,229,233
		4,815,088
DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
AT&T, Inc.	70,238	2,584,056
CenturyLink, Inc.	31,444	835,782
Frontier Communications Corp.	132,260	531,685
Level 3 Communications, Inc.(a)	3,560	199,894
Verizon Communications, Inc.	47,720	2,295,332
		6,446,749
ELECTRIC UTILITIES (2.7%)
Alliant Energy Corp.	2,760	105,018
American Electric Power Co., Inc.	11,540	748,253
Duke Energy Corp.	13,284	1,062,986
Edison International	8,970	659,116
Entergy Corp.	5,560	409,661
Eversource Energy	8,580	472,415
Exelon Corp.	41,989	1,430,565
FirstEnergy Corp.	23,159	794,122
NextEra Energy, Inc.	6,460	826,880
PG&E Corp.	10,280	638,594
Pinnacle West Capital Corp.	5,340	406,534
PPL Corp.	8,500	291,890
Southern Co.	10,160	523,951
Xcel Energy, Inc.	13,550	563,002
		8,932,987

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
ELECTRICAL EQUIPMENT (0.7%)
Acuity Brands, Inc.	3,040	$679,653
AMETEK, Inc.	2,850	125,685
Eaton Corp. PLC	10,970	699,557
Emerson Electric Co.	7,540	382,127
Rockwell Automation, Inc.	1,950	233,454
		2,120,476
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.5%)
Amphenol Corp., Class A	9,040	596,007
Corning, Inc.	35,430	804,615
FLIR Systems, Inc.	1,070	35,224
TE Connectivity Ltd.	3,650	229,476
		1,665,322
ENERGY EQUIPMENT & SERVICES (1.3%)
Baker Hughes, Inc.	9,449	523,474
FMC Technologies, Inc.(a)	970	31,302
Halliburton Co.	10,250	471,500
Helmerich & Payne, Inc.	7,770	490,365
National-Oilwell Varco, Inc.	32,186	1,033,171
Schlumberger Ltd.	14,744	1,153,423
Transocean Ltd.(a)	48,980	470,698
		4,173,933
EQUITY REAL ESTATE INVESTMENT TRUSTS (3.5%)
American Tower Corp.	8,720	1,021,897
Apartment Investment & Management Co., Class A	2,409	106,165
AvalonBay Communities, Inc.	3,654	625,492
Boston Properties, Inc.	2,290	275,899
Crown Castle International Corp.	7,900	718,821
Digital Realty Trust, Inc.	2,760	257,867
Equinix, Inc.	2,314	826,746
Equity Residential	12,090	746,557
Essex Property Trust, Inc.	885	189,470
Extra Space Storage, Inc.	9,740	712,481
Federal Realty Investment Trust	1,320	191,704
General Growth Properties, Inc.	7,930	197,853
HCP, Inc.	5,330	182,552
Host Hotels & Resorts, Inc.	7,693	119,088
Iron Mountain, Inc.	3,029	102,168
Kimco Realty Corp.	21,130	562,269
Macerich Co.	1,340	94,845
Prologis, Inc.	17,392	907,167
Public Storage, Inc.	3,607	770,888
Realty Income Corp.	4,330	256,509
Simon Property Group, Inc.	4,390	816,364
SL Green Realty Corp.	960	94,291
UDR, Inc.	13,520	472,794
Ventas, Inc.	4,820	326,555
Vornado Realty Trust	2,305	213,858

	Shares	Value
Welltower, Inc.	4,390	$300,847
Weyerhaeuser Co.	7,989	239,111
		11,330,258
FOOD & STAPLES RETAILING (2.0%)
Costco Wholesale Corp.	5,470	808,849
CVS Corp.	12,105	1,018,031
SYSCO Corp.	15,470	744,416
The Kroger Co.	11,270	349,145
Walgreens Boots Alliance, Inc.	9,740	805,790
Wal-Mart Stores, Inc.	32,670	2,287,553
Whole Foods Market, Inc.	14,620	413,600
		6,427,384
FOOD PRODUCTS (2.5%)
Archer-Daniels-Midland Co.	40,180	1,750,643
Campbell Soup Co.	4,430	240,726
ConAgra Foods, Inc.	6,230	300,161
General Mills, Inc.	10,670	661,327
Hormel Foods Corp.	15,200	585,200
J.M. Smucker Co.	1,940	254,741
Kellogg Co.	5,120	384,666
McCormick & Co., Inc.	3,140	301,032
Mead Johnson Nutrition Co., Class A	2,370	177,205
Mondelez International, Inc., Class A	32,710	1,469,987
The Hershey Co.	2,690	275,617
The Kraft Heinz Co.	7,856	698,791
Tyson Foods, Inc., Class A	16,680	1,181,778
		8,281,874
HEALTH CARE EQUIPMENT & SUPPLIES (3.2%)
Abbott Laboratories	22,160	869,558
Baxter International, Inc.	8,630	410,702
Becton, Dickinson & Co.	5,721	960,613
Boston Scientific Corp.(a)	45,127	992,794
C.R. Bard, Inc.	3,126	677,342
Danaher Corp.	9,720	763,506
Dentsply Sirona, Inc.	4,300	247,551
Edwards Lifesciences Corp.(a)	9,720	925,538
Hologic, Inc.(a)	22,450	808,424
Intuitive Surgical, Inc.(a)	737	495,323
Medtronic PLC	19,063	1,563,547
St. Jude Medical, Inc.	4,430	344,831
Stryker Corp.	5,410	624,044
Varian Medical Systems, Inc.(a)	2,660	241,342
Zimmer Holdings, Inc.	3,350	353,090
		10,278,205
HEALTH CARE PROVIDERS & SERVICES (3.4%)
Aetna, Inc.	10,884	1,168,397
AmerisourceBergen Corp.	8,580	603,346
Anthem, Inc.	10,020	1,221,037
Cardinal Health, Inc.	12,200	838,018

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Centene Corp.(a)	20,700	$1,293,336
CIGNA Corp.	7,960	945,887
DaVita, Inc.(a)	2,880	168,826
Express Scripts Holding Co.(a)	11,291	761,013
Henry Schein, Inc.(a)	1,800	268,560
Humana, Inc.	1,893	324,706
Laboratory Corp. of America Holdings(a)	5,290	663,049
McKesson Corp.	6,135	780,188
Patterson Cos., Inc.	2,090	89,264
Quest Diagnostics, Inc.	3,000	244,320
UnitedHealth Group, Inc.	12,264	1,733,271
		11,103,218
HEALTH CARE TECHNOLOGY (0.2%)
Cerner Corp.(a)	9,520	557,682
HOTELS, RESTAURANTS & LEISURE (1.4%)
Carnival Corp., Class A	5,070	248,937
Chipotle Mexican Grill, Inc.(a)	1,058	381,684
Marriott International, Inc., Class A	4,486	308,188
McDonald’s Corp.	10,410	1,171,854
Royal Caribbean Cruises, Ltd.	2,030	156,046
Starbucks Corp.	29,900	1,586,793
Wyndham Worldwide Corp.	1,440	94,810
YUM! Brands, Inc.	5,490	473,677
		4,421,989
HOUSEHOLD DURABLES (1.1%)
D. R. Horton, Inc.	27,016	778,871
Garmin Ltd.	1,260	60,934
Harman International Industries, Inc.	554	44,159
Leggett & Platt, Inc.	1,760	80,749
Lennar Corp., Class A	12,530	522,376
Mohawk Industries, Inc.(a)	3,224	594,183
Newell Rubbermaid, Inc.	11,010	528,700
Pulte Group, Inc.	26,235	487,971
Whirlpool Corp.	3,692	553,136
		3,651,079
HOUSEHOLD PRODUCTS (1.5%)
Church & Dwight Co., Inc.	5,740	277,012
Clorox Co.	2,460	295,249
Colgate-Palmolive Co.	12,120	864,883
Kimberly-Clark Corp.	5,060	578,915
Procter & Gamble Co.	32,411	2,813,275
		4,829,334
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS (0.8%)
NRG Energy, Inc.	128,440	1,365,317
The AES Corp.	92,130	1,084,370
		2,449,687

	Shares	Value
INDUSTRIAL CONGLOMERATES (1.0%)
3M Co.	9,034	$1,493,320
Honeywell International, Inc.	9,910	1,086,929
Roper Industries, Inc.	3,702	641,594
		3,221,843
INSURANCE (4.7%)
AFLAC, Inc.	11,670	803,713
American International Group, Inc.	24,374	1,503,876
Aon PLC	3,730	413,396
Arthur J. Gallagher & Co.	2,280	109,964
Assurant, Inc.	980	78,909
Chubb Ltd.	9,521	1,209,167
Cincinnati Financial Corp.	3,172	224,514
Hartford Financial Services Group, Inc.	20,970	924,987
Lincoln National Corp.	16,486	809,298
Loews Corp.	25,070	1,078,762
Marsh & McLennan Cos., Inc.	8,180	518,530
MetLife, Inc.	31,350	1,472,196
Principal Financial Group, Inc.	10,170	555,282
Progressive Corp.	9,070	285,796
Prudential Financial, Inc.	17,135	1,452,877
The Allstate Corp.	16,540	1,123,066
The Travelers Cos., Inc.	7,820	845,968
Torchmark Corp.	1,427	90,486
Unum Group	21,890	774,906
Willis Towers Watson PLC	1,860	234,174
XL Group, Ltd.	22,060	765,482
		15,275,349
INTERNET & DIRECT MARKETING RETAIL (1.1%)
Expedia, Inc.	10,115	1,307,162
Priceline.com, Inc.(a)	1,167	1,720,426
TripAdvisor, Inc.(a)	11,025	710,892
		3,738,480
INTERNET SOFTWARE & SERVICES (4.2%)
Akamai Technologies, Inc.(a)	7,850	545,340
Alphabet, Inc., Class A(a)	3,827	3,099,487
Alphabet, Inc., Class C(a)	3,630	2,847,880
eBay, Inc.(a)	29,230	833,347
Facebook, Inc.(a)	36,700	4,807,333
VeriSign, Inc.(a)	11,260	946,065
Yahoo!, Inc.(a)	11,010	457,466
		13,536,918
IT SERVICES (4.1%)
Accenture PLC, Class A	10,520	1,222,845
Alliance Data Systems Corp.(a)	1,627	332,673
Automatic Data Processing, Inc.	6,460	562,408
Cognizant Technology Solutions Corp., Class A(a)	18,280	938,678

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
CSRA, Inc.	1,640	$41,148
Fidelity National Information Services, Inc.	5,306	392,220
Fiserv, Inc.(a)	10,040	988,739
International Business Machines Corp.	10,026	1,540,896
MasterCard, Inc., Class A	17,120	1,832,182
Paychex, Inc.	10,620	586,224
PayPal Holdings, Inc.(a)	12,790	532,831
Teradata Corp.(a)	1,490	40,170
Total System Services, Inc.	17,101	852,998
Visa, Inc., Class A	30,384	2,506,984
Western Union Co.	6,920	138,884
Xerox Corp.	90,285	882,084
		13,391,964
LEISURE PRODUCTS (0.1%)
Hasbro, Inc.	1,490	124,281
Mattel, Inc.	3,680	116,030
		240,311
LIFE SCIENCES TOOLS & SERVICES (0.8%)
Agilent Technologies, Inc.	6,920	301,505
Illumina, Inc.(a)	4,808	654,561
Mettler-Toledo International, Inc.(a)	940	379,835
PerkinElmer, Inc.	17,450	888,031
Waters Corp.(a)	2,260	314,456
		2,538,388
MACHINERY (1.5%)
Caterpillar, Inc.	10,840	904,706
Cummins, Inc.	5,510	704,288
Deere & Co.	2,922	258,013
Dover Corp.	1,220	81,606
Flowserve Corp.	550	23,293
Fortive Corp.	4,270	217,984
Illinois Tool Works, Inc.	5,180	588,293
Ingersoll-Rand PLC	2,380	160,150
PACCAR, Inc.	8,735	479,726
Parker Hannifin Corp.	1,635	200,696
Pentair PLC	1,280	70,566
Snap-on, Inc.	2,330	359,053
Stanley Black & Decker, Inc.	5,162	587,642
Xylem, Inc.	1,680	81,194
		4,717,210
MEDIA (1.5%)
Charter Communications, Inc., Class A(a)	3,080	769,661
Discovery Communications, Inc., Class A(a)	8,080	210,969
Discovery Communications, Inc., Class C(a)	7,600	190,836
Interpublic Group of Cos., Inc.	9,330	208,899
News Corp., Class A	48,440	587,093
News Corp., Class B	14,530	180,172
Omnicom Group, Inc.	4,770	380,742
Scripps Networks Interactive, Class A	2,090	134,512

	Shares	Value
Tegna, Inc. Com	4,320	$84,758
The Walt Disney Co.	21,680	2,009,519
		4,757,161
METALS & MINING (0.9%)
Freeport-McMoRan Copper & Gold, Inc.,
Class B(a)	55,338	618,679
Newmont Mining Corp.	46,730	1,730,879
Nucor Corp.	14,410	703,929
		3,053,487
MULTILINE RETAIL (1.0%)
Dollar General Corp.	3,860	266,687
Dollar Tree, Inc.(a)	11,412	862,177
Kohl’s Corp.	18,360	803,250
Macy’s, Inc.	17,102	624,052
Nordstrom, Inc.	1,080	56,160
Target Corp.	11,500	790,395
		3,402,721
MULTI-UTILITIES (1.8%)
Ameren Corp.	10,550	526,972
CenterPoint Energy, Inc.	23,210	529,188
CMS Energy Corp.	5,350	225,502
Consolidated Edison, Inc.	10,530	795,542
Dominion Resources, Inc.	7,514	565,053
DTE Energy Co.	6,420	616,384
NiSource, Inc.	32,300	751,298
Public Service Enterprise Group, Inc.	15,276	642,814
SCANA Corp.	7,730	567,073
Sempra Energy	3,040	325,584
Wec Energy Group	4,475	267,247
		5,812,657
OIL, GAS & CONSUMABLE FUELS (4.9%)
Anadarko Petroleum Corp.	5,680	337,619
Apache Corp.	3,700	220,076
Cabot Oil & Gas Corp., Class A	4,510	94,169
Chesapeake Energy Corp.(a)	7,480	41,215
Chevron Corp.	27,109	2,839,668
Cimarex Energy Co.	1,130	145,917
Concho Resources, Inc.(a)	1,660	210,720
ConocoPhillips	12,099	525,702
Devon Energy Corp.	5,100	193,239
EOG Resources, Inc.	6,074	549,211
EQT Corp.	1,970	130,020
Exxon Mobil Corp.	44,810	3,733,569
Hess Corp.	9,820	471,065
Kinder Morgan, Inc.	18,460	377,138
Marathon Oil Corp.	27,690	364,954
Marathon Petroleum Corp.	18,460	804,671
Murphy Oil Corp.	1,030	26,646
Newfield Exploration Co.(a)	2,160	87,674

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Noble Energy, Inc.	3,840	$132,365
Occidental Petroleum Corp.	8,382	611,132
ONEOK, Inc.	2,350	113,811
Phillips 66	12,559	1,019,163
Pioneer Natural Resources Co.	5,106	914,076
Range Resources Corp.	1,720	58,119
Southwestern Energy Co.(a)	4,260	44,261
Spectra Energy Corp.	8,183	342,131
Tesoro Corp.	1,340	113,860
Valero Energy Corp.	19,410	1,149,848
Williams Cos., Inc.	7,060	206,152
		15,858,191
PERSONAL PRODUCTS (0.3%)
Coty, Inc.	23,700	544,863
The Estee Lauder Cos., Inc., Class A	3,460	301,470
		846,333
PHARMACEUTICALS (1.1%)
Allergan PLC(a)	6,020	1,257,819
Eli Lilly & Co.	14,840	1,095,786
ENDO International PLC(a)	3,760	70,500
Mallinckrodt PLC(a)	1,990	117,927
Mylan NV(a)	7,110	259,515
Perrigo Co. PLC	2,521	209,722
Zoetis, Inc.	12,730	608,494
		3,619,763
PROFESSIONAL SERVICES (0.6%)
Equifax, Inc.	7,470	926,056
Nielsen Holdings PLC	5,520	248,510
Robert Half International, Inc.	1,070	40,039
The Dun & Bradstreet Corp.	600	74,910
Verisk Analytics, Inc.(a)	7,590	618,965
		1,908,480
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
CBRE Group, Inc., Class A(a)	16,090	414,478
ROAD & RAIL (0.7%)
CSX Corp.	9,020	275,200
J.B. Hunt Transport Services, Inc.	760	62,024
Kansas City Southern	1,090	95,658
Norfolk Southern Corp.	2,920	271,560
Ryder System, Inc.	10,400	721,656
Union Pacific Corp.	9,092	801,733
		2,227,831
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.9%)
Analog Devices, Inc.	3,130	200,633
Applied Materials, Inc.	31,110	904,679
Broadcom Ltd.	11,525	1,962,477
First Solar, Inc.(a)	10,180	412,188

	Shares	Value
Intel Corp.	50,280	$1,753,264
KLA-Tencor Corp.	2,040	153,224
Lam Research Corp.	9,903	959,205
Linear Technology Corp.	3,030	181,982
Microchip Technology, Inc.	10,740	650,307
Micron Technology, Inc.(a)	10,870	186,529
NVIDIA Corp.	25,685	1,827,745
Qorvo, Inc.(a)	8,680	483,042
QUALCOMM, Inc.	16,620	1,142,126
Skyworks Solutions, Inc.	12,560	966,366
Texas Instruments, Inc.	12,450	882,083
Xilinx, Inc.	2,730	138,875
		12,804,725
SOFTWARE (4.0%)
Activision Blizzard, Inc.	32,980	1,423,747
Adobe Systems, Inc.(a)	7,194	773,427
Autodesk, Inc.(a)	2,950	213,226
CA, Inc.	4,340	133,412
Citrix Systems, Inc.(a)	8,770	743,696
Intuit, Inc.	3,860	419,736
Microsoft Corp.	89,210	5,345,463
Oracle Corp.	35,001	1,344,738
Red Hat, Inc.(a)	11,390	882,156
Salesforce.com, Inc.(a)	20,240	1,521,238
Symantec Corp.	9,232	231,077
		13,031,916
SPECIALTY RETAIL (4.3%)
Advance Auto Parts, Inc.	4,111	575,869
AutoNation, Inc.(a)	12,280	538,724
AutoZone, Inc.(a)	1,318	978,167
Bed Bath & Beyond, Inc.	4,470	180,677
Best Buy Co., Inc.	32,020	1,245,898
CarMax, Inc.(a)	1,810	90,391
Foot Locker, Inc.	1,890	126,195
Gap, Inc.	11,790	325,286
Home Depot, Inc.	19,130	2,334,051
L Brands, Inc.	2,490	179,753
Lowe’s Cos., Inc.	17,090	1,139,049
O’Reilly Automotive, Inc.(a)	4,676	1,236,521
Ross Stores, Inc.	11,450	716,083
Signet Jewelers Ltd.	4,860	394,924
Staples, Inc.	104,475	773,115
Tiffany & Co.	1,050	77,091
TJX Cos., Inc.	11,230	828,213
Tractor Supply Co.	6,260	392,064
Ulta Salon Cosmetics & Fragrance, Inc.(a)	5,180	1,260,501
Urban Outfitters, Inc.(a)	16,230	542,894
		13,935,466

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.1%)
Apple Computer, Inc.	61,371	$6,968,063
Hewlett Packard Enterprise Co.	18,260	410,302
HP, Inc.	143,530	2,079,750
NetApp, Inc.	2,550	86,547
Seagate Technology PLC	2,820	96,754
Western Digital Corp.	10,051	587,381
		10,228,797
TEXTILES, APPAREL & LUXURY GOODS (1.0%)
Coach, Inc.	3,520	126,333
Hanesbrands, Inc.	11,180	287,326
Michael Kors Holdings Ltd.(a)	1,770	89,881
NIKE, Inc., Class B	23,290	1,168,692
PVH Corp.	6,320	676,114
Ralph Lauren Corp.	505	49,540
Under Armour, Inc., Class A(a)	11,250	349,875
Under Armour, Inc., Class C(a)	11,414	295,166
VF Corp.	3,435	186,211
		3,229,138
TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal Co.	2,990	116,550
United Rentals, Inc.(a)	870	65,824
W.W. Grainger, Inc.	745	155,050
		337,424
WATER UTILITIES (0.1%)
American Water Works Co., Inc.	4,160	308,006
TOTAL COMMON STOCKS		323,662,565

	Shares	Value
RIGHTS (0.0%)
FOOD & STAPLES RETAILING (0.0%)
Safeway, Inc.(a)(b)	25,130	$—
Safeway, Inc.(a)(b)	25,130	—
TOTAL RIGHTS		—
MONEY MARKET FUND (0.6%)
Federated Government Obligations Fund, Institutional Shares, 0.27%(c)	1,855,749	1,855,749
TOTAL MONEY MARKET FUND		1,855,749
TOTAL INVESTMENTS (COST $320,409,411) 100.1%		325,518,314
LIABILITIES IN EXCESS OF OTHER ASSETS -0.1%		(118,483)
NET ASSETS 100.0%		$325,399,831
(a)	Represents non-income producing security.
(b)	These securities have been deemed illiquid and represent 0.00% of the Fund’s net assets.
(c)	Variable rate security. Rate shown represents the rate as of October 31, 2016.

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Equity Real Estate Investment Trusts	6.8%
Banks	6.2
Electronic Equipment, Instruments & Components	5.0
Machinery	4.7
Insurance	4.3
Specialty Retail	4.3
Health Care Equipment & Supplies	4.0
Software	3.6
IT Services	3.0
Capital Markets	2.7
Metals & Mining	2.7
Chemicals	2.5
Health Care Providers & Services	2.5
Semiconductors & Semiconductor Equipment	2.5
Food Products	2.5
Energy Equipment & Services	2.2
Oil, Gas & Consumable Fuels	2.1
Household Durables	2.0
Commercial Services & Supplies	1.8
Hotels, Restaurants & Leisure	1.8
Aerospace & Defense	1.6
Building Products	1.5
Internet Software & Services	1.4
Construction & Engineering	1.4
Professional Services	1.4
Communications Equipment	1.3
Pharmaceuticals	1.2
Road & Rail	1.2
Gas Utilities	1.2
Textiles, Apparel & Luxury Goods	1.2
Biotechnology	1.1
Electric Utilities	1.1
Thrifts & Mortgage Finance	1.0

Industry Diversification	Percent*
Auto Components	0.9%
Food & Staples Retailing	0.9
Containers & Packaging	0.9
Life Sciences Tools & Services	0.8
Media	0.8
Consumer Finance	0.8
Trading Companies & Distributors	0.8
Money Market Funds	0.8
Airlines	0.7
Leisure Products	0.7
Paper & Forest Products	0.7
Diversified Consumer Services	0.7
Multi-Utilities	0.6
Electrical Equipment	0.6
Construction Materials	0.5
Technology Hardware, Storage & Peripherals	0.5
Health Care Technology	0.5
Real Estate Management & Development	0.5
Multiline Retail	0.4
Air Freight & Logistics	0.4
Internet & Direct Marketing Retail	0.3
Personal Products	0.3
Household Products	0.3
Independent Power & Renewable Electricity Producers	0.3
Diversified Telecommunication Services	0.3
Wireless Telecommunication Services	0.2
Distributors	0.2
Industrial Conglomerates	0.2
Water Utilities	0.2
Marine	0.2
Automobiles	0.1
Mortgage Real Estate Investment Trusts	0.1
Total Investments	100.0%
*	Percentages indicated are based on net assets as of October 31, 2016.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.2%)
AEROSPACE & DEFENSE (1.6%)
AAR Corp.	5,700	$183,369
Aerojet Rocketdyne Holdings, Inc.(a)	3,290	57,904
AeroVironment, Inc.(a)	820	19,672
BE Aerospace, Inc.	5,030	299,386
Cubic Corp.	1,130	48,251
Curtiss-Wright Corp.	2,340	209,711
Engility Holdings, Inc.(a)	3,680	105,726
Esterline Technologies Corp.(a)	1,550	113,847
Huntington Ingalls Industries, Inc.	2,360	380,810
KLX, Inc.(a)	7,200	247,824
Mercury Computer Systems, Inc.(a)	1,800	50,004
Moog, Inc., Class A(a)	1,730	100,461
National Presto Industries, Inc.	310	27,047
Orbital ATK, Inc.	2,943	218,841
TASER International, Inc.(a)	13,120	293,626
Teledyne Technologies, Inc.(a)	1,910	205,669
Triumph Group, Inc.	8,160	193,392
		2,755,540
AIR FREIGHT & LOGISTICS (0.4%)
Atlas Air Worldwide Holdings(a)	6,150	257,378
Echo Global Logistics, Inc.(a)	6,110	129,532
Forward Air Corp.	1,510	62,393
Hub Group, Inc., Class A(a)	4,900	178,605
		627,908
AIRLINES (0.7%)
Allegiant Travel Co.	1,566	215,951
Hawaiian Holdings, Inc.(a)	5,430	244,486
JetBlue Airways Corp.(a)	20,510	358,515
SkyWest, Inc.	14,450	435,667
		1,254,619
AUTO COMPONENTS (0.9%)
American Axle & Manufacturing Holdings, Inc.(a)	3,190	57,165
Cooper-Standard Holding, Inc.(a)	940	85,794
Dana, Inc.	15,200	235,296
Dorman Products, Inc.(a)	1,490	95,718
Drew Industries, Inc.	3,500	313,425
Fox Factory Holding Corp.(a)	6,650	144,305
Gentex Corp.	14,220	240,460
Gentherm, Inc.(a)	4,230	119,074
Motorcar Parts of America, Inc.(a)	900	23,616
Standard Motor Products, Inc.	860	42,054
Superior Industries International, Inc.	5,640	138,180
		1,495,087
AUTOMOBILES (0.1%)
Thor Industries, Inc.	2,430	192,723
Winnebago Industries, Inc.	1,440	40,680
		233,403

	Shares	Value
BANKS (6.2%)
Ameris Bancorp	7,540	$273,702
Associated Bancorp	13,150	266,945
Banc of California, Inc.	1,940	25,802
BancorpSouth, Inc.	4,170	97,995
Bank of Hawaii Corp.	2,320	174,348
Bank of the Ozarks, Inc.	8,010	296,050
Banner Corp.	3,140	141,740
Boston Private Financial Holdings, Inc.	6,690	87,973
Brookline Bancorp, Inc.	6,090	77,952
Cardinal Financial Corp.	1,420	37,318
Cathay General Bancorp	3,620	108,419
Central Pacific Financial Corp.	1,910	48,953
Chemical Financial Corp.	3,724	159,946
City Holding Co.	580	30,317
Columbia Banking System, Inc.	1,970	65,049
Commerce Bancshares, Inc.	3,721	185,380
Community Bank System, Inc.	1,450	68,309
Cullen/Frost Bankers, Inc.	2,900	220,371
Customers BanCorp, Inc.(a)	1,310	35,462
CVB Financial Corp.	3,720	62,422
East West Bancorp, Inc.	6,880	271,829
F.N.B. Corp.	9,910	129,524
First Bancorp(a)	42,432	217,676
First Commonwealth Financial Corp.	4,950	50,292
First Financial Bancorp	2,060	44,290
First Financial Bankshares, Inc.	5,230	189,326
First Horizon National Corp.	15,180	233,924
First Midwest Bancorp, Inc.	13,940	269,181
First NBC Bank Holding Co.(a)	620	3,348
Fulton Financial Corp.	11,130	165,837
Glacier Bancorp, Inc.	3,730	105,410
Great Western BanCorp, Inc.	2,600	83,824
Hancock Holding Co.	7,559	253,604
Hanmi Financial Corp.	7,211	180,275
Home Bancshares, Inc.	14,792	318,176
Hope BanCorp, Inc.	11,912	192,260
Independent Bank Corp. – Massachusetts	1,150	63,422
International Bancshares Corp.	4,800	148,080
LegacyTexas Financial Group, Inc.	5,960	203,892
MB Financial, Inc.	3,421	124,490
NBT Bancorp	1,390	46,857
OFG Bancorp	16,490	175,618
Old National Bancorp	4,940	72,618
Opus Bank	7,870	157,793
PacWest Bancorp	5,530	239,947
Pinnacle Financial Partners, Inc.	5,060	261,096
PrivateBancorp, Inc.	7,190	325,276
Prosperity Bancshares, Inc.	4,530	251,279
S & T Bancorp, Inc.	930	29,193
Servisfirst Bancshares, Inc.	3,480	188,407
Signature Bank(a)	4,070	490,679
Simmons First National Corp., Class A	4,390	216,647
Southside Bancshares, Inc.	1,018	33,207
Sterling Bancorp	3,968	71,424
SVB Financial Group(a)	3,690	451,176

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Synovus Financial Corp.	6,182	$204,439
TCF Financial Corp.	8,790	125,697
Texas Capital Bancshares, Inc.(a)	2,370	140,541
Tompkins Financial Corp.	729	57,795
Trustmark Corp.	5,260	145,597
UMB Financial Corp.	2,220	137,751
Umpqua Holdings Corp.	13,730	209,794
United Bankshares, Inc.	2,740	103,298
United Community Banks, Inc.	2,612	56,341
Valley National Bancorp	12,762	125,833
Webster Financial Corp.	4,140	167,256
WestAmerica Bancorp	1,140	56,498
Wintrust Financial Corp.	2,590	139,731
		10,394,901
BIOTECHNOLOGY (1.1%)
Acorda Therapeutics, Inc.(a)	4,050	71,685
AMAG Pharmaceuticals, Inc.(a)	1,650	42,405
Eagle Pharmaceuticals, Inc.(a)	4,590	256,489
Emergent BioSolutions, Inc.(a)	6,980	186,506
Enanta Pharmaceuticals, Inc.(a)	680	15,994
Ligand Pharmaceuticals, Inc., Class B(a)	4,320	413,554
MiMedx Group, Inc.(a)	29,160	259,816
Momenta Pharmaceuticals, Inc.(a)	2,590	28,878
Repligen Corp.(a)	7,090	202,561
Spectrum Pharmaceuticals, Inc.(a)	2,900	10,266
United Therapeutics Corp.(a)	3,333	400,193
		1,888,347
BUILDING PRODUCTS (1.5%)
A.O. Smith Corp.	10,660	481,512
AAON, Inc.	5,058	151,487
American Woodmark Corp.(a)	2,720	203,184
Apogee Enterprises, Inc.	3,400	138,550
Gibraltar Industries, Inc.(a)	1,450	56,405
Griffon Corp.	10,820	180,694
Lennox International, Inc.	3,020	440,588
Patrick INDS, Inc.(a)	780	44,733
PGT, Inc.(a)	27,580	270,284
Quanex Building Products Corp.	1,775	28,932
Simpson Manufacturing Co., Inc.	1,640	70,192
Trex Co., Inc.(a)	3,660	196,945
Universal Forest Products, Inc.	3,240	278,608
		2,542,114
CAPITAL MARKETS (2.7%)
Calamos Asset Management, Inc., Class A	18,960	122,482
CBOE Holdings, Inc.	5,430	343,230
Donnelley Financial Solutions, Inc.(a)	2,161	46,353
Eaton Vance Corp.	5,050	177,053
Evercore Partners, Inc.	4,560	245,100
FactSet Research Systems, Inc.	2,670	413,102
Federated Investors, Inc., Class B	3,840	103,680
Financial Engines, Inc.	5,630	155,669
Greenhill & Co., Inc.	1,360	31,892
Interactive Brokers Group, Inc., Class A	3,230	107,204
International FCStone, Inc.(a)	5,100	183,090

	Shares	Value
Investment Technology Group, Inc.	1,570	$24,037
Janus Capital Group, Inc.	6,870	88,073
MarketAxess Holdings, Inc.	3,490	526,152
MSCI, Inc., Class A	6,290	504,395
Piper Jaffray Cos., Inc.(a)	4,190	236,945
Raymond James Financial, Inc.	6,310	379,357
SEI Investments Co.	9,190	407,393
Stifel Financial Corp.(a)	4,925	192,765
Virtus Investment Partners, Inc.	377	40,452
Waddell & Reed Financial, Inc., Class A	3,690	58,007
Wisdomtree Investments, Inc.	23,860	204,719
		4,591,150
CHEMICALS (2.5%)
A. Schulman, Inc.	4,430	127,363
AdvanSix, Inc.(a)	740	11,810
American Vanguard Corp.	1,340	20,368
Ashland Global Holdings, Inc.	3,200	357,536
Balchem Corp.	3,745	284,245
Cabot Corp.	2,970	154,856
Calgon Carbon Corp.	2,250	35,550
Flotek Industries, Inc.(a)	2,490	29,332
FutureFuel Corp.	1,380	15,125
H.B. Fuller Co.	2,270	95,499
Hawkins, Inc.	360	14,526
Ingevity Corp.(a)	1,990	82,386
Innophos Holdings, Inc.	2,990	137,062
Innospec, Inc.	3,370	203,042
Intrepid Potash, Inc.(a)	38,870	40,425
Koppers Holdings, Inc.(a)	1,010	33,077
Kraton Performance Polymers, Inc.(a)	1,510	38,701
LSB Industries, Inc.(a)	23,750	125,638
Mineral Technologies, Inc.	1,790	120,288
NewMarket Corp.	540	216,491
Olin Corp.	11,090	243,204
PolyOne Corp.	3,910	114,289
Quaker Chemical Corp.	760	81,700
Rayonier, Inc.	1,793	23,183
RPM International, Inc.	6,170	293,322
Sensient Technologies Corp.	2,150	160,197
Stepan Co.	1,940	137,798
The Chemours Co.	23,830	391,527
The Scotts Miracle-Gro Co., Class A	2,250	198,203
Tredegar Industries, Inc.	4,360	80,660
Valspar Corp.	3,720	370,512
		4,237,915
COMMERCIAL SERVICES & SUPPLIES (1.8%)
ABM Industries, Inc.	7,890	308,341
Brady Corp., Class A	2,130	70,503
Clean Harbors, Inc.(a)	2,650	125,398
Copart, Inc.(a)	4,690	246,084
Deluxe Corp.	2,490	152,388
Essendant, Inc.	6,830	104,840
G & K Services, Inc., Class A	1,110	105,117
Healthcare Services Group, Inc.	5,932	219,306
Herman Miller, Inc.	2,430	67,554

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
HNI Corp.	2,000	$81,320
Interface, Inc.	8,690	137,737
LSC Communications, Inc.(a)	2,161	52,383
Matthews International Corp., Class A	3,540	212,046
Mobile Mini, Inc.	1,950	49,433
MSA Safety, Inc.	1,570	91,531
Multi-Color Corp.	700	45,448
R.R. Donnelley & Sons Co.	5,763	102,293
Rollins, Inc.	6,615	203,874
Team, Inc.(a)	1,420	43,665
Tetra Tech, Inc.	3,140	120,733
The Brink’s Co.	2,250	88,987
UniFirst Corp.	950	116,375
US Ecology, Inc.	4,130	174,493
Viad Corp.	3,220	133,630
		3,053,479
COMMUNICATIONS EQUIPMENT (1.3%)
ADTRAN, Inc.	2,280	41,382
ARRIS International PLC(a)	17,099	475,010
Bel Fuse, Inc., Class B	11,100	264,735
Black Box Corp.	8,200	94,300
Brocade Communications Systems, Inc.	19,530	207,018
CalAmp Corp.(a)	1,750	22,610
Ciena Corp.(a)	10,850	210,273
Comtech Telecommunications Corp.	6,490	67,496
Digi International, Inc.(a)	1,770	16,196
Harmonic, Inc.(a)	7,510	38,301
InterDigital, Inc.	1,710	120,812
Ixia(a)	2,410	28,800
Lumentum Holdings, Inc.(a)	2,604	87,494
NETGEAR, Inc.(a)	1,590	80,295
NetScout Systems, Inc.(a)	4,390	120,506
Plantronics, Inc.	1,630	84,287
ViaSat, Inc.(a)	2,340	165,344
Viavi Solutions, Inc.(a)	9,570	68,138
		2,192,997
CONSTRUCTION & ENGINEERING (1.4%)
AECOM Technology Corp.(a)	12,392	345,117
Aegion Corp.(a)	6,000	111,060
Comfort Systems USA, Inc.	5,720	165,022
Dycom Industries, Inc.(a)	4,310	331,568
EMCOR Group, Inc.	4,610	278,721
Granite Construction, Inc.	3,220	158,295
KBR, Inc.	6,500	96,265
MYR Group, Inc.(a)	9,700	289,448
Orion Group Holdings, Inc.(a)	54,300	438,744
Valmont Industries, Inc.	1,280	163,776
		2,378,016
CONSTRUCTION MATERIALS (0.5%)
Eagle Materials, Inc., Class A	4,190	339,264
Headwaters, Inc.(a)	15,620	256,168
U.S. Concrete, Inc.(a)	4,280	213,572
		809,004

	Shares	Value
CONSUMER FINANCE (0.8%)
Encore Capital Group, Inc.(a)	4,250	$84,362
Enova International, Inc.(a)	28,843	271,124
EZCORP, Inc., Class A(a)	44,900	437,775
Firstcash, Inc.	2,398	113,186
Green Dot Corp., Class A(a)	5,480	121,656
PRA Group, Inc.(a)	2,350	74,965
SLM Corp.(a)	19,720	139,026
World Acceptance Corp.(a)	3,750	178,200
		1,420,294
CONTAINERS & PACKAGING (0.9%)
AptarGroup, Inc.	3,180	227,179
Bemis Co., Inc.	4,470	217,778
Greif, Inc., Class A	5,300	248,358
Myers Industries, Inc.	1,120	13,496
Packaging Corp. of America	6,420	529,650
Silgan Holdings, Inc.	2,010	102,410
Sonoco Products Co.	4,350	218,762
		1,557,633
DISTRIBUTORS (0.2%)
Pool Corp.	3,750	347,175
DIVERSIFIED CONSUMER SERVICES (0.7%)
American Public Education, Inc.(a)	970	19,545
Capella Education Co.	690	50,439
Career Education Corp.(a)	3,860	27,753
DeVry, Inc.	9,090	206,343
Graham Holdings Co.	515	244,625
Regis Corp.(a)	7,600	96,368
Service Corp. International	13,320	340,992
Sotheby’s	2,420	86,830
Strayer Education, Inc.(a)	642	37,660
		1,110,555
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
ATN International, Inc.	680	45,995
Cincinnati Bell, Inc.(a)	1,992	39,143
Cogent Communications Holdings	1,870	69,003
Consolidated Communications Holdings, Inc.	2,750	65,808
General Communication, Inc., Class A(a)	3,830	60,667
Inteliquent, Inc.	1,390	23,338
Iridium Communications, Inc.(a)	18,920	154,198
Lumos Networks Corp.(a)	1,120	15,915
		474,067
ELECTRIC UTILITIES (1.1%)
ALLETE, Inc.	2,320	142,193
El Paso Electric Co.	1,850	85,470
Great Plains Energy, Inc.	10,781	306,612
Hawaiian Electric Industries, Inc.	6,790	200,305
IDACORP, Inc.	2,740	214,789
OGE Energy Corp.	9,110	282,774
PNM Resources, Inc.	5,530	181,660
Westar Energy, Inc.	6,780	388,630
		1,802,433

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
ELECTRICAL EQUIPMENT (0.6%)
AZZ, Inc.	3,850	$205,012
Encore Wire Corp.	930	31,760
EnerSys	2,180	141,983
General Cable Corp.	2,650	37,100
Hubbell, Inc.	2,720	284,294
Powell Industries, Inc.	3,930	139,083
Regal-Beloit Corp.	3,460	204,486
Vicor Corp.(a)	910	11,603
		1,055,321
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (5.0%)
Agilysys, Inc.(a)	570	5,500
Anixter International, Inc.(a)	3,900	256,425
Arrow Electronics, Inc.(a)	8,420	514,630
Avnet, Inc.	11,270	472,776
Badger Meter, Inc.	1,540	49,511
Belden CDT, Inc.	2,180	141,286
Benchmark Electronics, Inc.(a)	13,440	338,016
Cognex Corp.	5,610	289,476
Coherent, Inc.(a)	1,270	132,232
CTS Corp.	1,420	25,844
Daktronics, Inc.	7,310	61,039
DTS, Inc.	910	38,538
Electro Scientific Industries, Inc.(a)	1,040	5,387
ePlus, Inc.(a)	400	36,620
Fabrinet(a)	9,930	376,943
FARO Technologies, Inc.(a)	840	28,182
II-VI, Inc.(a)	11,430	317,754
Ingram Micro, Inc.	14,090	524,148
Insight Enterprises, Inc.(a)	8,500	244,715
IPG Photonics Corp.(a)	3,390	328,864
Itron, Inc.(a)	1,640	88,396
Jabil Circuit, Inc.	15,330	327,142
Keysight Technologies, Inc.(a)	7,850	257,480
Knowles Corp.(a)	3,830	57,220
Littelfuse, Inc.	1,210	168,795
Methode Electronics, Inc., Class A	4,960	154,752
MTS Systems Corp.	820	38,991
National Instruments Corp.	4,505	126,545
OSI Systems, Inc.(a)	1,890	132,546
Park Electrochemical Corp.	760	11,727
Plexus Corp.(a)	5,380	246,458
Rofin-Sinar Technologies, Inc.(a)	1,370	44,594
Rogers Corp.(a)	940	51,164
Sanmina Corp.(a)	13,390	370,234
ScanSource, Inc.(a)	6,200	217,000
SYNNEX Corp.	2,930	300,442
Tech Data Corp.(a)	5,030	387,411
Trimble Navigation Ltd.(a)	11,370	314,267
TTM Technologies, Inc.(a)	29,590	389,109
VeriFone Systems, Inc.(a)	4,930	76,316
Vishay Intertechnology, Inc.	17,090	240,969
Zebra Technologies Corp., Class A(a)	4,400	289,696
		8,479,140

	Shares	Value
ENERGY EQUIPMENT & SERVICES (2.2%)
Archrock, Inc.	29,020	$336,632
Atwood Oceanics, Inc.	15,470	118,036
Bristow Group, Inc.	6,600	66,066
CARBO Ceramics, Inc.(a)	960	5,856
Diamond Offshore Drilling, Inc.	11,140	183,699
Dril-Quip, Inc.(a)	2,090	99,275
Ensco PLC, Class A, Sponsored ADR	11,490	89,852
Era Group, Inc.(a)	15,090	113,929
Exterran Corp.(a)	18,355	290,193
Geospace Technologies Corp.(a)	570	10,505
Gulf Island Fabrication, Inc.	20,880	208,800
Helix Energy Solutions Group, Inc.(a)	30,480	265,786
Hornbeck Offshore Services, Inc.(a)	17,850	70,864
Matrix Service Co.(a)	1,190	21,063
Nabors Industries Ltd.	13,530	161,007
Newpark Resources, Inc.(a)	31,060	195,678
Noble Corp. PLC	23,270	114,954
Oceaneering International, Inc.	4,730	112,574
Oil States International, Inc.(a)	4,720	138,060
Patterson-UTI Energy, Inc.	12,200	274,256
Pioneer Energy Services Corp.(a)	35,870	127,338
Rowan Cos., Inc., Class A	8,640	114,653
SEACOR Holdings, Inc.(a)	3,320	163,709
Superior Energy Services, Inc.	7,180	101,669
Tesco Corp.	3,670	25,139
TETRA Technologies, Inc.(a)	4,190	22,835
Tidewater, Inc.	13,410	23,199
Unit Corp.(a)	2,390	40,941
US Silica Holdings, Inc.	3,040	140,418
		3,636,986
EQUITY REAL ESTATE INVESTMENT TRUSTS (6.8%)
Acadia Realty Trust	7,617	256,617
Agree Realty Corp.	950	45,932
Alexandria Real Estate Equities, Inc.	4,230	456,036
American Assets Trust, Inc.	2,100	83,391
American Campus Communities, Inc.	6,490	338,194
Camden Property Trust	4,550	370,552
Care Capital Properties, Inc.	4,050	107,608
CareTrust REIT, Inc.	2,738	38,551
Cedar Shopping Centers, Inc.	4,120	27,892
Chesapeake Lodging Trust	2,970	64,479
Communications Sales & Leasing, Inc.	9,444	268,493
Coresite Realty Corp.	5,070	373,862
Corporate Office Properties Trust	4,120	109,963
Corrections Corp. of America	5,438	78,579
Cousins Properties, Inc.	15,889	123,458
DCT Industrial Trust, Inc.	4,270	199,622
DiamondRock Hospitality Co.	11,740	107,421
Douglas Emmett, Inc.	6,980	254,770
Duke Realty Corp.	16,610	434,351
EastGroup Properties, Inc.	1,820	123,596
Education Realty Trust, Inc.	6,940	295,575
EPR Properties	3,500	254,520
Equity One, Inc.	9,020	257,070
First Industrial Realty Trust, Inc.	5,070	133,899

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Four Corners Property Trust, Inc.	9,097	$182,668
Franklin Street Properties Corp.	3,250	37,602
Getty Realty Corp.	820	18,639
Government Properties Income Trust	2,560	48,998
Healthcare Realty Trust, Inc.	7,960	253,844
Highwood Properties, Inc.	4,650	230,779
Hospitality Properties Trust	7,130	195,077
Kilroy Realty Corp.	4,740	340,474
Kite Realty Group Trust	3,695	92,116
Lamar Advertising Co.	6,540	414,963
LaSalle Hotel Properties	5,190	123,262
Lexington Corp. Properties Trust	8,405	85,227
Liberty Property Trust	6,620	267,647
Life Storage, Inc.	3,330	268,564
LTC Properties, Inc.	1,810	90,699
Mack-Cali Realty Corp.	3,910	100,409
Medical Properties Trust, Inc.	12,720	177,317
Mid-America Apartment Communities, Inc.	4,066	377,121
National Retail Properties, Inc.	7,050	321,621
OMEGA Healthcare Investors, Inc.	9,116	290,162
Parkway, Inc.(a)	1,986	35,788
Pennsylvania Real Estate Investment Trust	3,130	61,066
Post Properties, Inc.	2,950	194,081
Potlatch Corp.	1,780	68,352
PS Business Parks, Inc.	1,250	137,238
Rayonier, Inc.	5,180	138,928
Regency Centers Corp.	5,490	395,664
Retail Opportunity Investments Corp.	8,980	180,588
Sabra Healthcare REIT, Inc.	3,480	81,084
Saul Centers, Inc.	670	40,522
Senior Housing Properties Trust	15,340	326,282
Summit Hotel Properties, Inc.	2,610	33,904
Tanger Factory Outlet Center	4,550	158,340
Taubman Centers, Inc.	3,230	234,046
The Geo Group, Inc.	3,533	84,651
Universal Health Realty Income Trust	680	39,916
Urban Edge Properties	4,070	105,047
Urstadt Biddle Properties, Inc., Class A	920	19,780
Washington Prime Group, Inc.	7,720	80,983
Weingarten Realty Investors	8,470	306,699
		11,444,579
FOOD & STAPLES RETAILING (0.9%)
Casey’s General Stores, Inc.	2,090	236,149
SpartanNash Co.	12,014	336,392
Sprouts Farmers Markets, Inc.(a)	14,000	310,100
SuperValu, Inc.(a)	9,880	42,385
The Andersons, Inc.	6,995	266,160
United Natural Foods, Inc.(a)	7,070	295,102
		1,486,288
FOOD PRODUCTS (2.5%)
B&G Foods, Inc.	5,790	245,496
Calavo Growers, Inc.	2,820	166,803
Cal-Maine Foods, Inc.	4,920	190,158
Darling International, Inc.(a)	23,760	323,136
Dean Foods Co.	10,520	192,095

	Shares	Value
Flowers Foods, Inc.	11,643	$180,699
Hain Celestial Group, Inc.(a)	4,940	179,668
Ingredion, Inc.	3,600	472,212
J & J Snack Foods Corp.	880	107,492
Lancaster Colony Corp.	1,020	133,263
Post Holdings, Inc.(a)	6,235	475,294
Sanderson Farms, Inc.	2,330	209,654
Seneca Foods Corp., Class A(a)	9,490	279,006
Snyders-Lance, Inc.	3,920	139,435
Tootsie Roll Industries, Inc.	958	33,961
TreeHouse Foods, Inc.(a)	2,930	256,316
Whitewave Foods Co., Class A(a)	11,510	627,180
		4,211,868
GAS UTILITIES (1.2%)
Atmos Energy Corp.	5,180	385,340
National Fuel Gas Co.	4,190	219,472
New Jersey Resources Corp.	3,970	134,781
Northwest Natural Gas Co.	1,220	71,736
One Gas, Inc.	3,330	204,062
South Jersey Industries, Inc.	3,250	96,363
Southwest Gas Corp.	2,430	176,078
Spire, Inc.	2,330	146,324
UGI Corp.	8,040	372,172
WGL Holdings, Inc.	2,560	161,459
		1,967,787
HEALTH CARE EQUIPMENT & SUPPLIES (4.0%)
Abaxis, Inc.	1,150	54,901
ABIOMED, Inc.(a)	5,120	537,549
Align Technology, Inc.(a)	5,340	458,813
Analogic Corp.	730	59,750
AngioDynamics, Inc.(a)	9,170	146,170
Anika Therapeutics, Inc.(a)	820	36,375
Cantel Medical Corp.	4,107	292,542
CONMED Corp.	1,450	58,000
CryoLife, Inc.	1,840	31,280
Cynosure, Inc.(a)	4,650	198,322
Haemonetics Corp.(a)	2,520	84,193
Halyard Health, Inc.(a)	2,250	72,787
Hill-Rom Holdings, Inc.	3,000	166,230
ICU Medical, Inc.(a)	810	112,833
IDEXX Laboratories, Inc.(a)	4,390	470,345
Inogen, Inc.(a)	780	41,863
Integer Holdings Corp.(a)	1,610	35,500
Integra LifeSciences Holdings Corp.(a)	2,690	213,882
Invacare Corp.	6,010	54,992
LivaNova PLC(a)	3,160	179,109
Masimo Corp.(a)	6,190	340,450
Meridian Bioscience, Inc.	1,900	31,255
Merit Medical Systems, Inc.(a)	8,015	175,929
Natus Medical, Inc.(a)	4,680	184,158
Neogen Corp.(a)	4,212	221,930
NuVasive, Inc.(a)	6,080	363,158
ResMed, Inc.	6,840	408,827
STERIS PLC	5,270	352,141
SurModics, Inc.(a)	5,160	128,484

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Teleflex, Inc.	2,330	$333,493
Vascular Solutions, Inc.(a)	4,860	221,616
West Pharmaceutical Services, Inc.	3,750	285,113
Zeltiq Aesthetics, Inc.(a)	8,580	283,998
		6,635,988
HEALTH CARE PROVIDERS & SERVICES (2.5%)
Aceto Corp.	5,020	92,017
Air Methods Corp.(a)	2,030	53,693
Almost Family, Inc.(a)	4,820	189,185
Amedisys, Inc.(a)	1,559	67,442
AMN Healthcare Services, Inc.(a)	8,860	290,608
AmSurg Corp.(a)	5,590	334,003
Biotelemetry, Inc.(a)	11,670	206,559
Chemed Corp.	1,780	251,728
CorVel Corp.(a)	2,610	90,176
Cross Country Healthcare, Inc.(a)	15,930	177,938
Diplomat Pharmacy, Inc.(a)	2,130	49,352
HealthEquity, Inc.(a)	2,110	70,115
Healthways, Inc.(a)	5,590	138,632
Kindred Healthcare, Inc.	17,818	175,507
Landauer, Inc.	550	23,925
LHC Group, Inc.(a)	3,790	129,883
Magellan Health Services, Inc.(a)	4,560	234,612
Molina Healthcare, Inc.(a)	2,275	123,783
Owens & Minor, Inc.	7,795	252,948
PharMerica Corp.(a)	3,850	91,630
Providence Service Corp.(a)	840	33,991
Select Medical Holdings Corp.(a)	16,420	213,460
The Ensign Group, Inc.	3,020	55,779
U.S. Physical Therapy, Inc.	2,960	168,424
VCA Antech, Inc.(a)	5,840	358,926
WellCare Group, Inc.(a)	2,320	263,343
		4,137,659
HEALTH CARE TECHNOLOGY (0.5%)
Allscripts Healthcare Solutions, Inc.(a)	8,526	102,397
Computer Programs & Systems, Inc.	670	17,487
Healthstream, Inc.(a)	4,700	126,759
HMS Holdings Corp.(a)	3,890	81,963
Medidata Solutions, Inc.(a)	5,230	250,988
Omnicell, Inc.(a)	4,450	145,181
Quality Systems, Inc.	2,170	27,971
		752,746
HOTELS, RESTAURANTS & LEISURE (1.8%)
Belmond, Ltd.(a)	3,260	42,217
Biglari Holdings, Inc.(a)	354	155,116
Bob Evans Farms, Inc.	1,390	57,296
Cracker Barrel Old Country Store, Inc.	1,480	204,240
DineEquity, Inc.	1,490	117,859
Domino’s Pizza, Inc.	3,230	546,645
Dunkin’ Brands Group, Inc.	6,140	296,930
El Pollo Loco Holdings, Inc.(a)	920	11,224
Fiesta Restaurant Group, Inc.(a)	1,540	40,656
ILG, Inc.	4,860	79,607
International Speedway Corp., Class A	1,720	56,588

	Shares	Value
Jack in the Box, Inc.	1,910	$179,024
Marcus Corp.	1,710	45,315
Marriott Vacations Worldwide Corp.	1,390	88,376
Panera Bread Co., Class A(a)	1,767	337,073
Papa John’s International, Inc.	3,180	239,931
Popeyes Louisiana Kitchen, Inc.(a)	3,320	177,222
Sonic Corp.	4,320	98,971
The Wendy’s Co.	21,200	229,808
		3,004,098
HOUSEHOLD DURABLES (2.0%)
CalAtlantic Group, Inc.	3,811	123,172
Cavco Industries, Inc.(a)	500	46,200
Ethan Allen Interiors, Inc.	1,170	35,919
Helen of Troy Ltd.(a)	2,900	236,350
Installed Building Products, Inc.(a)	8,280	273,654
iRobot Corp.(a)	1,280	64,896
KB HOME	23,590	342,999
La-Z-Boy, Inc.	2,410	56,394
LGI Homes, Inc.(a)	11,150	331,824
M.D.C. Holdings, Inc.	2,660	63,069
M/I Homes, Inc.(a)	1,650	35,491
Meritage Homes Corp.(a)	8,880	274,836
NVR, Inc.(a)	322	490,406
Tempur-Pedic International, Inc.(a)	5,440	294,141
Toll Brothers, Inc.(a)	10,870	298,273
TopBuild Corp.(a)	1,700	51,221
TRI Pointe Group, Inc.(a)	5,150	55,774
Tupperware Corp.	2,570	152,966
Universal Electronics, Inc.(a)	780	54,717
WCI Communities, Inc.(a)	620	14,353
		3,296,655
HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Co.(a)	2,120	51,559
Central Garden & Pet Co., Class A(a)	7,130	166,414
Energizer Holdings, Inc.	3,000	139,530
WD-40 Co.	1,560	166,335
		523,838
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS (0.3%)
Talen Energy Corp.(a)	32,110	447,292
INDUSTRIAL CONGLOMERATES (0.2%)
Carlisle Cos., Inc.	3,300	346,005
Raven Industries, Inc.	1,440	30,888
		376,893
INSURANCE (4.3%)
Alleghany Corp.(a)	1,080	557,507
American Equity Investment Life Holding Co.	7,600	136,268
American Financial Group, Inc.	3,600	268,200
Amerisafe, Inc.	2,920	162,352
Aspen Insurance Holdings Ltd.	6,040	291,430
Brown & Brown, Inc.	5,160	190,198
CNO Financial Group, Inc.	16,770	252,892

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
eHealth, Inc.(a)	810	$6,342
Employers Holdings, Inc.	7,200	225,720
Endurance Specialty Holdings Ltd.	5,209	478,967
Everest Re Group Ltd.	2,850	580,032
First American Financial Corp.	7,320	285,919
Genworth Financial, Inc., Class A(a)	49,660	205,592
HCI Group, Inc.	520	14,097
Horace Mann Educators Corp.	4,480	161,056
Infinity Property & Casualty Corp.	1,730	141,773
Kemper Corp.	5,320	199,766
Maiden Holdings, Ltd.	1,580	21,567
Mercury General Corp.	1,670	90,965
Old Republic International Corp.	18,660	314,608
Primerica, Inc.	2,300	125,810
ProAssurance Corp.	2,460	131,118
Reinsurance Group of America, Inc.	5,310	572,737
Renaissancere Holdings Ltd.	2,490	309,482
RLI Corp.	3,270	182,270
Safety Insurance Group, Inc.	770	52,129
Selective Insurance Group, Inc.	2,800	103,460
Stewart Information Services Corp.	3,260	146,537
The Hanover Insurance Group, Inc.	3,830	291,808
The Navigators Group, Inc.	1,490	138,868
United Fire Group, Inc.	1,040	41,101
United Insurance Holdings Corp.	620	8,990
Universal Insurance Holdings, Inc.	11,220	238,986
W.R. Berkley Corp.	5,910	337,461
		7,266,008
INTERNET & DIRECT MARKETING RETAIL (0.3%)
Blue Nile, Inc.	2,670	93,263
FTD Cos., Inc.(a)	4,660	93,759
HSN, Inc.	1,680	63,336
Nutrisystem, Inc.	8,930	283,081
PetMed Express, Inc.	940	18,678
		552,117
INTERNET SOFTWARE & SERVICES (1.4%)
Blucora, Inc.(a)	8,460	112,518
comScore, Inc.(a)	2,160	62,187
DHI Group, Inc.(a)	3,130	17,841
j2 Global, Inc.	5,300	377,095
Liquidity Services, Inc.(a)	1,710	15,134
LivePerson, Inc.(a)	2,250	19,125
LogMeIn, Inc.	4,750	451,250
Monster Worldwide, Inc.(a)	5,830	19,880
NIC, Inc.	7,520	172,584
QuinStreet, Inc.(a)	2,000	5,800
Rackspace Hosting, Inc.(a)	5,170	165,130
Shutterstock, Inc.(a)	970	57,220
Sps Commerce, Inc.(a)	3,090	192,754
Stamps.com, Inc.(a)	2,700	263,385
WebMD Health Corp.(a)	6,840	336,049
XO Group, Inc.(a)	1,580	29,072
		2,297,024

	Shares	Value
IT SERVICES (3.0%)
Acxiom Corp.(a)	3,750	$88,350
Broadridge Financial Solutions, Inc.	7,150	462,319
CACI International, Inc., Class A(a)	1,960	191,786
Cardtronics PLC, Class A(a)	2,260	113,000
Ciber, Inc.(a)	73,470	74,939
Computer Sciences Corp.	11,670	635,431
Convergys Corp.	14,210	414,932
CoreLogic, Inc.(a)	4,180	177,901
CSG Systems International, Inc.	1,530	58,186
DST Systems, Inc.	2,580	248,093
ExlService Holdings, Inc.(a)	4,640	204,299
Forrester Research, Inc.	460	17,135
Gartner, Inc.(a)	5,180	445,687
Jack Henry & Associates, Inc.	5,350	433,457
Leidos Holdings, Inc.	6,710	278,935
ManTech International Corp., Class A	4,480	173,958
MAXIMUS, Inc.	5,880	306,113
NeuStar, Inc., Class A(a)	2,590	58,146
Perficient, Inc.(a)	1,860	34,615
Science Applications International Corp.	2,250	155,048
Sykes Enterprises, Inc.(a)	2,350	62,839
TeleTech Holdings, Inc.	940	26,414
Virtusa Corp.(a)	3,960	75,002
WEX, Inc.(a)	2,020	220,382
		4,956,967
LEISURE PRODUCTS (0.7%)
Arctic Cat, Inc.	5,580	83,644
Brunswick Corp.	4,460	194,010
Callaway Golf Co.	5,740	58,605
Nautilus Group, Inc.(a)	13,600	239,360
Polaris Industries, Inc.	3,170	242,854
Sturm Ruger & Co., Inc.	2,620	161,130
Vista Outdoor, Inc.(a)	6,980	269,917
		1,249,520
LIFE SCIENCES TOOLS & SERVICES (0.8%)
Albany Molecular Research, Inc.(a)	9,570	149,196
Bio-Rad Laboratories, Inc., Class A(a)	1,110	175,469
Bio-Techne Corp.	2,480	257,895
Cambrex Corp.(a)	4,730	190,619
Charles River Laboratories International, Inc.(a)	3,320	251,922
Luminex Corp.(a)	6,310	131,437
PAREXEL International Corp.(a)	4,350	253,431
		1,409,969
MACHINERY (4.7%)
Actuant Corp., Class A	2,940	65,562
AGCO Corp.	5,710	291,667
Alamo Group, Inc.	470	30,512
Albany International Corp., Class A	1,320	53,790
Astec Industries, Inc.	1,980	109,613
Barnes Group, Inc.	2,040	81,274
Briggs & Stratton Corp.	9,160	170,559
Chart Industries, Inc.(a)	11,480	318,455

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
CIRCOR International, Inc.	850	$45,713
CLARCOR, Inc.	2,340	145,571
Crane Co.	2,420	164,584
Donaldson Co., Inc.	5,880	214,738
EnPro Industries, Inc.	1,090	58,991
ESCO Technologies, Inc.	1,060	47,223
Federal Signal Corp.	3,170	38,928
Franklin Electric Co., Inc.	1,570	57,226
Graco, Inc.	2,810	210,469
Greenbrier Companies, Inc.	7,330	230,895
Harsco Corp.	3,210	31,297
Hillenbrand, Inc.	3,000	91,050
IDEX Corp.	3,720	321,557
ITT, Inc.	4,030	141,937
John Bean Technologies Corp.	3,715	296,643
Joy Global, Inc.	24,180	672,929
Kennametal, Inc.	3,920	110,975
Lincoln Electric Holdings, Inc.	3,130	206,048
Lindsay Manufacturing Co.	630	49,329
Lydall, Inc.(a)	5,070	237,022
Mueller Industries, Inc.	2,440	73,908
Nordson Corp.	2,780	278,361
Oshkosh Truck Corp.	6,050	323,675
Proto Labs, Inc.(a)	2,690	120,243
SPX Corp.(a)	22,950	436,279
SPX FLOW, Inc.(a)	6,740	169,107
Standex International Corp.	670	51,188
Tennant Co.	850	53,508
Terex Corp.	16,490	393,781
The Timken Co.	3,580	118,319
Titan International, Inc.	21,300	217,047
Toro Co.	7,060	338,033
Trinity Industries, Inc.	13,050	278,618
Wabash National Corp.(a)	2,060	23,175
Wabtec Corp.	4,510	348,668
Watts Water Technologies, Inc.	1,360	81,600
Woodward, Inc.	2,550	150,399
		7,950,466
MARINE (0.2%)
Kirby Corp.(a)	2,740	161,523
Matson, Inc.	4,410	176,135
		337,658
MEDIA (0.8%)
Cable One, Inc.	269	155,143
Cinemark Holdings, Inc.	5,090	202,582
Gannett Co., Inc.	9,920	77,078
Harte-Hanks, Inc.	9,330	13,155
Live Nation, Inc.(a)	7,122	197,066
Meredith Corp.	1,980	89,793
Scholastic Corp.	3,050	116,663
The E.W. Scripps Co., Class A(a)	2,680	35,537
The New York Times Co., Class A	5,430	59,187
Time, Inc.	5,750	74,750

	Shares	Value
Wiley John And Sons, Class A	2,350	$121,260
World Wrestling Entertainment, Inc.	8,730	154,346
		1,296,560
METALS & MINING (2.7%)
AK Steel Holding Corp.(a)	8,120	42,224
Allegheny Technologies, Inc.	21,670	295,579
Carpenter Technology Corp.	4,190	132,446
Century Aluminum Co.(a)	80,150	585,896
Commercial Metals Co.	20,370	320,013
Compass Minerals International, Inc.	1,620	116,397
Haynes International, Inc.	2,000	64,340
Kaiser Aluminum Corp.	930	67,416
Materion Corp.	5,540	167,862
Olympic Steel, Inc.	7,670	177,100
Reliance Steel & Aluminum Co.	6,900	474,582
Royal Gold, Inc.	3,190	219,536
Steel Dynamics, Inc.	18,810	516,523
Stillwater Mining Co.(a)	4,970	66,200
SunCoke Energy, Inc.	27,510	280,877
TimkenSteel Corp.(a)	24,285	248,921
United States Steel Corp.	26,790	518,119
Worthington Industries, Inc.	3,810	179,070
		4,473,101
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (0.1%)
Capstead Mortgage Corp.	11,960	113,740
MULTILINE RETAIL (0.4%)
Big Lots, Inc.	4,500	195,300
Fred’s, Inc.	10,720	97,874
J.C. Penney Co., Inc.(a)	23,630	202,982
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,170	59,349
Tuesday Morning Corp.(a)	29,910	148,054
		703,559
MULTI-UTILITIES (0.6%)
Avista Corp.	3,020	125,028
Black Hills Corp.	2,640	163,284
MDU Resources Group, Inc.	15,010	393,412
NorthWestern Corp.	2,520	145,026
Vectren Corp.	3,890	195,706
		1,022,456
OIL, GAS & CONSUMABLE FUELS (2.1%)
Bill Barrett Corp.(a)	1,990	10,328
Carrizo Oil & Gas, Inc.(a)	2,870	97,092
Cloud Peak Energy, Inc.(a)	49,390	304,243
CONSOL Energy, Inc.	18,340	310,863
Contango Oil & Gas Co.(a)	610	4,776
Denbury Resources, Inc.(a)	17,840	42,638
Energen Corp.	4,790	240,123
Green Plains Renewable Energy, Inc.	10,930	284,180
Gulfport Energy Corp.(a)	6,020	145,142
HollyFrontier Corp.	10,578	263,921
Northern Oil & Gas, Inc.(a)	4,860	10,206
PDC Energy, Inc.(a)	2,780	170,497
QEP Resources, Inc.	10,810	173,717

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
REX American Resources Corp.(a)	1,570	$124,014
SM Energy Co.	10,040	337,645
Synergy Resources Corp.(a)	22,210	151,916
Western Refining, Inc.	6,590	190,122
World Fuel Services Corp.	7,740	311,535
WPX Energy, Inc.(a)	37,650	408,879
		3,581,837
PAPER & FOREST PRODUCTS (0.7%)
Boise Cascade Co.(a)	6,520	125,510
Clearwater Paper Corp.(a)	2,330	123,723
Deltic Timber Corp.	1,830	102,809
Domtar Corp.	8,180	294,071
KapStone Paper & Packaging Corp.	4,020	72,923
Louisiana-Pacific Corp.(a)	6,150	112,852
Neenah Paper, Inc.	850	67,915
P. H. Glatfelter & Co.	11,530	256,197
		1,156,000
PERSONAL PRODUCTS (0.3%)
Avon Products, Inc.	21,390	140,104
Edgewell Personal Care Co.(a)	3,260	245,804
Inter Parfums, Inc.	910	29,666
Medifast, Inc.	550	22,583
		438,157
PHARMACEUTICALS (1.2%)
Akorn, Inc.(a)	6,700	160,465
Amphastar Pharmaceuticals, Inc.(a)	7,210	130,789
ANI Pharmaceuticals, Inc.(a)	470	28,059
Catalent, Inc.(a)	5,700	130,017
DepoMed, Inc.(a)	15,370	343,673
Impax Laboratories, Inc.(a)	5,410	108,741
Lannett Co., Inc.(a)	6,620	144,978
Nektar Therapeutics(a)	14,840	184,016
Phibro Animal Health Corp., Class A	2,540	65,913
Prestige Brands Holdings, Inc.(a)	5,660	256,285
Sciclone Pharmaceuticals, Inc.(a)	2,220	19,869
Supernus Pharmaceuticals, Inc.(a)	19,650	389,070
The Medicines Co.(a)	3,400	112,030
		2,073,905
PROFESSIONAL SERVICES (1.4%)
CDI Corp.	21,090	129,703
CEB, Inc.	3,470	168,815
Exponent, Inc.	2,950	168,888
FTI Consulting, Inc.(a)	4,520	176,099
Heidrick & Struggles International, Inc.	6,370	117,845
Insperity, Inc.	960	72,192
Kelly Services, Inc., Class A	17,570	329,086
Korn/Ferry International, Inc.	6,050	123,360
Manpower, Inc.	5,210	400,128
Navigant Consulting, Inc.(a)	2,500	58,500
On Assignment, Inc.(a)	7,150	246,032
Resources Connection, Inc.	2,280	33,858
TrueBlue, Inc.(a)	8,900	155,750
WageWorks, Inc.(a)	1,780	104,931
		2,285,187

	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
Alexander & Baldwin, Inc.	8,870	$370,677
Forestar Group, Inc.(a)	2,540	27,940
HFF, Inc., Class A	5,200	138,476
Jones Lang LaSalle, Inc.	2,954	286,095
RE/MAX Holdings, Inc.	770	33,457
		856,645
ROAD & RAIL (1.2%)
ArcBest Corp.	11,340	225,666
Avis Budget Group, Inc.(a)	6,670	215,841
Celadon Group, Inc.	22,030	143,195
Genesee & Wyoming, Inc., Class A(a)	2,940	199,744
Heartland Express, Inc.	2,973	54,703
Knight Transportation, Inc.	3,040	88,920
Landstar System, Inc.	2,110	150,126
Marten Transport Ltd.	4,650	95,325
Old Dominion Freight Line, Inc.(a)	3,420	255,406
Roadrunner Transportation System, Inc.(a)	27,840	211,584
Saia, Inc.(a)	7,180	255,967
Werner Enterprises, Inc.	2,430	58,442
		1,954,919
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Advanced Energy Industries, Inc.(a)	1,790	85,383
Advanced Micro Devices, Inc.(a)	32,330	233,746
Brooks Automation, Inc.	6,270	81,698
Cabot Microelectronics Corp.	1,210	66,865
CEVA, Inc.(a)	4,320	129,816
Cirrus Logic, Inc.(a)	9,510	513,350
Cohu, Inc.	1,700	19,023
Cree, Inc.(a)	4,630	103,249
Cypress Semiconductor Corp.	14,050	140,078
Diodes, Inc.(a)	1,740	36,035
DSP Group, Inc.(a)	1,120	12,208
Exar Corp.(a)	2,120	19,122
Integrated Device Technology, Inc.(a)	13,110	271,508
Intersil Corp., Class A	6,010	132,701
Kopin Corp.(a)	50,670	105,900
Kulicke & Soffa Industries, Inc.(a)	8,970	118,763
Microsemi Corp.(a)	8,630	363,582
MKS Instruments, Inc.	2,420	122,089
Monolithic Power Systems, Inc.	4,010	316,028
Nanometrics, Inc.(a)	970	20,263
Power Integrations, Inc.	1,460	94,097
Rambus, Inc.(a)	11,220	136,772
Rudolph Technologies, Inc.(a)	2,030	36,743
Semtech Corp.(a)	2,700	65,340
Silicon Laboratories, Inc.(a)	2,010	120,500
Synaptics, Inc.(a)	4,740	247,049
Teradyne, Inc.	8,630	200,993
Tessera Technologies, Inc.	6,160	228,536
Ultratech, Inc.(a)	1,120	23,845
Veeco Instruments, Inc.(a)	1,630	35,371
Versum Materials, Inc.(a)	3,940	89,438
		4,170,091

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
SOFTWARE (3.6%)
8x8, Inc.(a)	14,900	$212,325
ACI Worldwide, Inc.(a)	14,190	257,123
ANSYS, Inc.(a)	4,489	410,070
Blackbaud, Inc.	4,950	303,930
Bottomline Technologies, Inc.(a)	1,760	39,934
Cadence Design Systems, Inc.(a)	17,240	440,999
CDK Global, Inc.	8,750	477,837
CommVault Systems, Inc.(a)	2,020	108,070
Ebix, Inc.	5,450	305,200
Fair Isaac Corp.	2,900	349,972
Fortinet, Inc.(a)	12,030	385,682
Interactive Intelligence Group, Inc.(a)	920	55,614
Manhattan Associates, Inc.(a)	6,130	310,423
Mentor Graphics Corp.	4,870	140,743
Microstrategy, Inc., Class A(a)	599	116,691
Monotype Imaging Holdings, Inc.	2,030	38,773
Progress Software Corp.(a)	2,220	59,740
PTC, Inc.(a)	5,390	255,702
Qualys, Inc.(a)	1,330	49,543
Synchronoss Technologies, Inc.(a)	4,950	181,715
Synopsys, Inc.(a)	7,270	431,184
Tangoe, Inc.(a)	1,500	12,870
TiVo Corp.(a)	5,653	112,212
Tyler Technologies, Inc.(a)	2,570	412,228
Ultimate Software Group, Inc.(a)	2,578	543,932
Vasco Data Security International, Inc.(a)	1,490	20,488
		6,033,000
SPECIALTY RETAIL (4.3%)
Aaron’s, Inc.	9,450	233,509
Abercrombie & Fitch Co., Class A	7,990	116,734
American Eagle Outfitters, Inc.	7,670	130,697
Asbury Automotive Group(a)	1,310	66,744
Ascena Retail Group, Inc.(a)	20,323	99,379
Barnes & Noble Education, Inc.(a)	25,030	233,029
Barnes & Noble, Inc.	16,070	165,521
Big 5 Sporting Goods Corp.	23,830	369,365
Cabela’s, Inc., Class A(a)	3,800	234,118
Caleres, Inc.	6,275	156,938
Cato Corp., Class A	1,250	37,087
Chico’s FAS, Inc.	6,890	80,406
Children’s Place Retail Stores, Inc.	2,350	178,482
CST Brands, Inc.	7,290	350,066
Dick’s Sporting Goods, Inc.	6,070	337,796
Express, Inc.(a)	7,590	91,232
Finish Line, Inc., Class A	12,867	253,351
Five Below, Inc.(a)	2,700	101,466
Francesca’s Holdings Corp.(a)	7,420	119,239
GameStop Corp., Class A	10,820	260,221
Genesco, Inc.(a)	4,010	215,738
Group 1 Automotive, Inc.	3,080	185,632
Guess?, Inc.	7,590	102,465
Haverty Furniture Cos., Inc.	1,330	23,608
Hibbett Sports, Inc.(a)	1,310	50,894
Kirkland’s, Inc.(a)	7,930	96,825
Lithia Motors, Inc., Class A	3,180	272,780

	Shares	Value
Lumber Liquidators Holdings, Inc.(a)	8,440	$130,904
MarineMax, Inc.(a)	1,240	24,738
Monro Muffler Brake, Inc.	3,335	183,425
Murphy USA, Inc.(a)	3,890	267,554
Office Depot, Inc.	42,146	132,760
Rent-A-Center, Inc.	20,430	206,139
Restoration Hardware Holdings, Inc.(a)	4,840	140,215
Sally Beauty Holdings, Inc.(a)	6,830	177,170
Select Comfort Corp.(a)	2,420	46,440
Shoe Carnival, Inc.	8,640	219,197
Sonic Automotive, Inc., Class A	8,640	154,656
Stage Stores, Inc.	34,322	174,699
Stein Mart, Inc.	15,780	94,996
Tailored Brands, Inc.	13,980	220,884
The Buckle, Inc.	1,445	30,128
The Tile Shop Holdings, Inc.(a)	780	13,221
Vitamin Shoppe, Inc.(a)	3,630	90,932
Williams-Sonoma, Inc.	4,240	195,973
Zumiez, Inc.(a)	9,800	218,050
		7,285,403
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.5%)
3D Systems Corp.(a)	13,150	182,391
Cray, Inc.(a)	4,960	103,168
Diebold, Inc.	3,300	71,940
Electronics for Imaging, Inc.(a)	2,250	95,692
Lexmark International, Inc., Class A	4,700	186,543
NCR Corp.(a)	6,050	212,052
Super Micro Computer, Inc.(a)	1,700	40,290
		892,076
TEXTILES, APPAREL & LUXURY GOODS (1.2%)
Carter’s, Inc.	3,430	296,146
Crocs, Inc.(a)	4,120	31,683
Deckers Outdoor Corp.(a)	3,010	157,092
Fossil Group, Inc.(a)	5,390	146,985
G-III Apparel Group Ltd.(a)	1,960	51,195
Iconix Brand Group, Inc.(a)	27,890	219,773
Kate Spade & Co.(a)	5,880	98,490
Movado Group, Inc.	3,180	70,119
Oxford Industries, Inc.	870	54,567
Perry Ellis International, Inc.(a)	8,270	153,739
Skechers U.S.A., Inc., Class A(a)	16,200	340,686
Steven Madden Ltd.(a)	2,737	91,416
Unifi, Inc.(a)	2,680	77,050
Vera Bradley, Inc.(a)	4,920	65,780
Wolverine World Wide, Inc.	8,870	189,375
		2,044,096
THRIFTS & MORTGAGE FINANCE (1.0%)
Astoria Financial Corp.	5,490	80,319
BofI Holding, Inc.(a)	11,160	207,911
Bank Mutual Corp.	16,830	131,274
Dime Community Bancshares, Inc.	1,490	24,138
LendingTree, Inc.(a)	2,960	236,356
New York Community Bancorp, Inc.	21,820	313,335
Northfield Bancorp, Inc.	7,900	129,955

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Northwest Bancshares, Inc.	3,450	$54,303
Oritani Financial Corp.	2,820	44,133
Provident Financial Services, Inc.	3,730	84,634
TrustCo Bank Corp. NY	3,990	27,930
Walker & Dunlop, Inc.(a)	8,740	210,372
Washington Federal, Inc.	5,310	144,697
		1,689,357
TRADING COMPANIES & DISTRIBUTORS (0.8%)
Applied Industrial Technologies, Inc.	3,010	152,908
DXP Enterprises, Inc.(a)	680	14,818
GATX Corp.	3,330	145,754
Kaman Corp., Class A	3,400	148,444
MSC Industrial Direct Co., Inc., Class A	2,290	166,712
Now, Inc.(a)	8,770	189,081
Veritiv Corp.(a)	4,760	256,802
Watsco, Inc.	1,390	190,833
		1,265,352
WATER UTILITIES (0.2%)
American States Water Co.	1,690	67,566
Aqua America, Inc.	8,172	250,881
California Water Service Group	2,090	64,790
		383,237

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Spok Holdings, Inc.	1,380	$24,909
Telephone & Data Systems, Inc.	12,210	315,506
		340,415
TOTAL COMMON STOCKS		166,702,597
MONEY MARKET FUND (0.8%)
Federated Government Obligations Fund, Institutional Shares, 0.27%(b)	1,364,481	1,364,481
TOTAL MONEY MARKET FUND		1,364,481
TOTAL INVESTMENTS (COST $150,949,491) 100.0%		168,067,078
LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		(74,449)
NET ASSETS 100.0%		$167,992,629
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2016.

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
Canada	18.4%
United Kingdom	17.8
Japan	9.5
Taiwan, Province of China	6.5
China	6.2
Brazil	6.1
Netherlands	4.5
Hong Kong	3.4
Switzerland	2.8
Republic of Korea (South)	2.8
France	2.6
Germany	2.4
Spain	2.4
India	2.4
Mexico	2.3
Australia	2.1
Ireland (Republic of)	1.6
Chile	1.1
United States	1.1
Italy	1.0
South Africa	0.5
Finland	0.4
Indonesia	0.4
Sweden	0.3
Norway	0.3
Bermuda	0.2
Jersey	0.2
Colombia	0.2
Cayman Islands	0.2
Russian Federation	0.1
Luxembourg	0.1
Total Investments	99.9%
*	Percentages indicated are based on net assets as of October 31, 2016.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (0.1%)
Embraer SA, Sponsored ADR	4,730	$101,175
AIRLINES (0.3%)
Latam Airlines Group SA, Sponsored ADR(a)	10,280	98,585
Ryanair Holdings PLC, Sponsored ADR(a)	3,178	238,636
		337,221
AUTO COMPONENTS (0.3%)
Magna International, Inc., Class A, ADR	8,160	334,968
AUTOMOBILES (3.9%)
Honda Motor Co. Ltd., Sponsored ADR	36,990	1,103,412
Tata Motors Ltd., Sponsored ADR	6,030	237,642
Toyota Motor Corp., Sponsored ADR	28,390	3,283,587
		4,624,641
BANKS (21.3%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	117,420	846,598
Banco Bradesco SA, Sponsored ADR	122,422	1,274,413
Banco de Chile, Sponsored ADR	4,239	307,243
Banco Santander Central Hispano SA, Sponsored ADR	249,844	1,209,245
Banco Santander Chile SA, Sponsored ADR	7,004	160,041
Bancolombia SA, Sponsored ADR	5,200	199,056
Bank of Montreal	15,560	989,616
Bank of Nova Scotia	25,630	1,377,869
Barclays PLC, Sponsored ADR	73,649	679,044
Canadian Imperial Bank of Commerce	9,490	711,370
Credicorp Ltd.	1,739	258,555
HDFC Bank Ltd., Sponsored ADR	13,120	928,634
HSBC Holdings PLC, Sponsored ADR	76,661	2,884,753
ICICI Bank Ltd., Sponsored ADR	41,390	343,123
ING Groep NV, Sponsored ADR	72,300	947,853
Itau Unibanco Banco Multiplo SA, Sponsored ADR	140,298	1,673,760
KB Financial Group, Inc., Sponsored ADR	17,150	634,207
Lloyds Banking Group PLC, Sponsored ADR	255,205	719,678
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	260,470	1,341,421
Mizuho Financial Group, Inc., Sponsored ADR	225,180	754,353
Royal Bank of Canada	31,910	1,993,737
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	18,868	87,359
Shinhan Financial Group Co. Ltd., Sponsored ADR	20,810	804,098
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	131,490	904,651
The Toronto-Dominion Bank	40,600	1,842,428
Westpac Banking Corp., Sponsored ADR	64,265	1,490,948
		25,364,053
BEVERAGES (0.8%)
Fomento Economico, Sponsored ADR	10,320	987,314

	Shares	Value
BIOTECHNOLOGY (1.1%)
Shire PLC, Sponsored ADR	7,999	$1,348,951
CAPITAL MARKETS (3.0%)
Brookfield Asset Management, Inc., Class A	20,518	718,540
Credit Suisse Group, Sponsored ADR	34,349	477,451
Deutsche Bank AG(a)	24,730	355,865
Nomura Holdings, Inc., Sponsored ADR	75,710	377,036
Thomson Reuters Corp.	16,658	656,492
UBS Group AG	74,340	1,045,964
		3,631,348
CHEMICALS (1.3%)
Agrium, Inc.	3,900	358,098
Potash Corp. of Saskatchewan, Inc.	17,315	281,888
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	3,500	102,410
Syngenta AG, Sponsored ADR	10,750	864,515
		1,606,911
COMMUNICATIONS EQUIPMENT (0.7%)
Nokia Oyj, Sponsored ADR	113,670	509,241
Telefonektiebolaget LM Ericsson, Sponsored ADR	67,640	329,407
		838,648
CONSTRUCTION MATERIALS (1.1%)
Cemex SA de CV, Sponsored ADR(a)	61,804	536,459
CRH PLC, Sponsored ADR	17,640	569,772
James Hardie Industries PLC, Sponsored ADR	12,540	188,225
		1,294,456
DIVERSIFIED CONSUMER SERVICES (0.2%)
New Oriental Education & Technology Group, Sponsored ADR(a)	5,250	263,183
DIVERSIFIED FINANCIAL SERVICES (0.3%)
Orix Corp., Sponsored ADR	5,250	415,695
DIVERSIFIED TELECOMMUNICATION SERVICES (6.7%)
BCE, Inc.	24,755	1,124,867
BT Group PLC, Sponsored ADR	34,930	808,280
China Telecom Corp. Ltd., Sponsored ADR	4,820	248,471
China Unicom Ltd., Sponsored ADR	20,315	238,092
Chunghwa Telecom Co. Ltd., Sponsored ADR	30,245	1,032,867
Nippon Telegraph & Telephone Corp., Sponsored ADR	28,970	1,285,978
Orange SA, Sponsored ADR	49,650	779,505
PT Telekomunikasi Indonesia, Sponsored ADR	15,600	506,844
Telecom Italia S.p.A., Sponsored ADR(a)	22,570	195,682
Telecom Italia S.p.A., Sponsored ADR	8,390	59,905
Telefonica Brasil SA, Sponsored ADR	14,670	211,248
Telefonica SA, Sponsored ADR	87,715	889,430
TELUS Corp.	18,100	586,259
		7,967,428
ELECTRIC UTILITIES (1.0%)
Companhia Energetica de Minas Gerais, Sponsored ADR	21,315	64,371

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
CPFL Energia SA, Sponsored ADR	19,081	$290,031
Enersis SA, Sponsored ADR	28,120	243,801
Korea Electric Power Corp., Sponsored ADR	29,210	637,070
		1,235,273
ELECTRICAL EQUIPMENT (0.8%)
ABB Ltd., Sponsored ADR	45,450	938,543
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.5%)
Kyocera Corp., Sponsored ADR	8,530	414,387
LG Display Co. Ltd., Sponsored ADR	14,880	178,709
		593,096
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	4,670	131,694
FOOD & STAPLES RETAILING (0.1%)
Cencosud SA, Sponsored ADR	13,020	128,768
FOOD PRODUCTS (0.4%)
BRF-Brasil Foods SA, Sponsored ADR	32,520	543,734
HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Smith & Nephew PLC, Sponsored ADR	18,720	547,560
HEALTH CARE PROVIDERS & SERVICES (0.6%)
Fresenius Medical Care AG & Co., Sponsored ADR	16,910	686,208
HOTELS, RESTAURANTS & LEISURE (0.7%)
Carnival PLC, Sponsored ADR	6,180	302,016
InterContinental Hotels Group PLC, Sponsored ADR	6,406	252,717
Restaurant Brands International, Inc.	7,785	346,199
		900,932
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS (0.2%)
Empresa Nacional de Electricidad SA, Sponsored ADR	9,140	189,746
INDUSTRIAL CONGLOMERATES (0.6%)
Koninklijke Royal Philips Electronics NV, Sponsored NY Shares	25,124	754,474
INSURANCE (2.9%)
Aegon NV, Sponsored NY Shares	31,331	135,977
Aviva PLC, Sponsored ADR	42,840	467,813
China Life Insurance Co. Ltd., Sponsored ADR	70,970	876,479
Manulife Financial Corp.	45,470	658,406
Prudential PLC, Sponsored ADR	23,900	782,247
Sun Life Financial, Inc.	17,980	601,970
		3,522,892
INTERNET & DIRECT MARKETING RETAIL (1.2%)
Ctrip.com International Ltd., Sponsored ADR(a)	11,120	490,948
JD.com, Inc., Sponsored ADR(a)	28,470	738,797
Vishop Holdings Ltd., Sponsored ADR(a)	12,260	167,594
		1,397,339

	Shares	Value
INTERNET SOFTWARE & SERVICES (3.6%)
Alibaba Group Holding Ltd., Sponsored ADR(a)	29,410	$2,990,703
Baidu, Inc., Sponsored ADR(a)	7,357	1,301,159
		4,291,862
IT SERVICES (1.4%)
CGI Group, Inc., Class A(a)	8,800	417,736
Infosys Technologies Ltd., Sponsored ADR	61,220	934,217
Wipro Ltd., Sponsored ADR	31,070	300,447
		1,652,400
LIFE SCIENCES TOOLS & SERVICES (0.5%)
Qiagen NV(a)	22,450	547,331
MEDIA (1.7%)
Grupo Televisa SA, Sponsored ADR	25,690	630,176
Pearson PLC, Sponsored ADR	21,780	201,029
Shaw Communications, Inc., Class B	19,140	379,355
WPP PLC, Sponsored ADR	7,170	777,730
		1,988,290
METALS & MINING (5.4%)
Agnico-Eagle Mines Ltd.	5,360	272,288
AngloGold Ashanti Ltd., Sponsored ADR(a)	11,450	157,323
ArcelorMittal, Sponsored NY Shares(a)	25,000	168,250
Barrick Gold Corp., ADR	24,100	423,919
BHP Billiton Ltd., Sponsored ADR	28,810	1,008,926
BHP Billiton PLC, Sponsored ADR	18,480	558,835
Cia Vale Do Rio, Sponsored ADR(a)	97,940	630,734
Eldorado Gold Corp.(a)	15,420	48,727
Franco Nevada Corp.	4,430	289,988
Gerdau SA, Sponsored ADR	7,250	24,867
Gold Fields Ltd., Sponsored ADR	12,740	52,871
Goldcorp, Inc.	17,437	265,042
Kinross Gold Corp.(a)	18,730	72,298
POSCO, Sponsored ADR	13,080	679,506
Randgold Resources Ltd., Sponsored ADR	2,220	196,981
Rio Tinto PLC, Sponsored ADR	21,852	761,542
Silver Wheaton Corp.	10,710	258,218
Southern Copper Corp.	4,443	126,137
Teck Resources Ltd.	7,003	151,125
Vale SA, Sponsored ADR(a)	40,780	282,198
Yamana Gold, Inc.	18,380	65,433
		6,495,208
MULTI-UTILITIES (1.0%)
National Grid PLC, Sponsored ADR	18,329	1,199,083
OIL, GAS & CONSUMABLE FUELS (15.5%)
BP PLC, Sponsored ADR	61,482	2,185,685
Cameco Corp.	7,380	56,826
Canadian Natural Resources Ltd.	19,150	607,247
Cenovus Energy, Inc.	15,050	217,322
China Petroleum & Chemical Corp., Sponsored ADR	11,296	818,056
CNOOC Ltd., Sponsored ADR	6,690	839,461
Crescent Point Energy Corp.	5,710	68,063
Ecopetrol SA, Sponsored ADR(a)	3,830	33,283
Enbridge, Inc.	19,240	830,591
EnCana Corp.	9,750	93,015

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
ENI S.p.A., Sponsored ADR	25,480	$740,958
Imperial Oil Ltd.	6,710	217,941
Pembina Pipeline Corp.	10,410	320,212
PetroChina Co. Ltd., Sponsored ADR	9,205	623,455
Petroleo Brasileiro SA, Sponsored ADR(a)	92,920	1,027,695
Petroleo Brasileiro SA, Class A, Sponsored ADR(a)	58,890	687,246
Royal Dutch Shell PLC, Sponsored ADR	41,723	2,078,223
Royal Dutch Shell PLC, Class B, Sponsored ADR	33,400	1,747,154
Sasol Ltd., Sponsored ADR	12,910	355,154
Statoil ASA, Sponsored ADR	21,527	349,598
Suncor Energy, Inc.	33,688	1,011,314
Total SA, Sponsored ADR	47,000	2,243,780
TransCanada Corp.	19,200	869,376
Ultrapar Participacoes SA, Sponsored ADR	22,330	504,658
		18,526,313
PERSONAL PRODUCTS (2.5%)
Unilever NV, Sponsored NY Shares	40,360	1,687,855
Unilever PLC, Sponsored ADR	31,694	1,320,689
		3,008,544
PHARMACEUTICALS (0.1%)
Valeant Pharmaceuticals International, Inc.(a)	7,588	135,370
PROFESSIONAL SERVICES (1.1%)
RELX NV, Sponsored ADR	33,135	556,999
RELX PLC, Sponsored ADR	39,258	712,140
		1,269,139
ROAD & RAIL (1.4%)
Canadian National Railway Co.	18,320	1,151,778
Canadian Pacific Railway Ltd.	3,262	466,336
		1,618,114
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.9%)
Advanced Semiconductor Engineering, Inc., Sponsored ADR	53,960	315,666
ASML Holding NV, Sponsored NY Shares	9,907	1,046,377
STMicroelectronics NV, Sponsored NY Shares	14,140	133,623
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	169,318	5,265,790
United Microelectronics Corp., Sponsored ADR	118,280	224,732
		6,986,188

	Shares	Value
SOFTWARE (1.5%)
SAP AG, Sponsored ADR	20,220	$1,776,125
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.8%)
BlackBerry Ltd.(a)	10,700	75,435
CANON, Inc., Sponsored ADR	29,630	850,974
		926,409
TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Gildan Activewear, Inc.	9,240	237,191
Luxottica Group S.p.A., Sponsored ADR	4,920	244,179
		481,370
WIRELESS TELECOMMUNICATION SERVICES (5.8%)
America Movil SA, Sponsored ADR	56,440	741,622
China Mobile Ltd., Sponsored ADR	51,110	2,935,247
Mobile TeleSystems PJSC, Sponsored ADR	12,530	96,606
NTT DoCoMo, Inc., Sponsored ADR	30,110	756,966
Rogers Communications, Inc., Class B	13,730	552,358
SK Telecom Co. Ltd., Sponsored ADR	14,760	322,506
Vodafone Group PLC, Sponsored ADR	52,629	1,465,191
		6,870,496
TOTAL COMMON STOCKS		118,458,493
MONEY MARKET FUND (0.6%)
Federated Government Obligations Fund, Institutional Shares, 0.27%(b)	736,979	736,979
TOTAL MONEY MARKET FUND		736,979
TOTAL INVESTMENTS (COST $125,764,323) 99.9%		119,195,472
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		60,689
NET ASSETS 100.0%		$119,256,161
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2016.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Treasury Obligations	18.2%
U.S. Government Agency Mortgage-Backed Obligations	7.0
U.S. Government Agencies	4.8
Municipal Bonds	0.4
Banks	6.9
Biotechnology	5.2
Consumer Finance	4.8
Food Products	4.6
Chemicals	4.2
Money Market Funds	3.9
Beverages	3.1
Capital Markets	3.1
Electric Utilities	3.1
Insurance	2.9
Semiconductors & Semiconductor Equipment	2.8
Oil, Gas & Consumable Fuels	2.5
Software	2.4
IT Services	2.4
Aerospace & Defense	2.1
Diversified Telecommunication Services	2.1
Specialty Retail	2.1
Multiline Retail	1.7
Air Freight & Logistics	1.7
Food & Staples Retailing	1.6
Electronic Equipment, Instruments & Components	1.2
Industrial Conglomerates	0.7
Health Care Providers & Services	0.7
Machinery	0.7
Household Durables	0.7
Health Care Equipment & Supplies	0.7
Hotels, Restaurants & Leisure	0.7
Pharmaceuticals	0.6
Mortgage Backed Securities – Financial Services	0.5
Communications Equipment	0.4
Church Mortgage Bonds	0.4
Diversified Consumer Services	0.3
Total Investments	101.2%
*	Percentages indicated are based on net assets as of October 31, 2016.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (66.9%)
AEROSPACE & DEFENSE (2.1%)
Alcoa, Inc., 5.87%, 2/23/22	$2,000,000	$2,138,400
United Technologies Corp., 3.10%, 6/1/22	1,000,000	1,057,460
		3,195,860
AIR FREIGHT & LOGISTICS (1.7%)
FedEx Corp., 4.00%, 1/15/24	1,000,000	1,092,282
United Parcel Service, Inc., 5.50%, 1/15/18	1,500,000	1,578,846
		2,671,128
BANKS (6.9%)
Bank of America Corp., 5.63%, 7/1/20	1,500,000	1,678,849
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,240,768
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,158,162
JPMorgan Chase & Co., 4.95%, 3/25/20	2,000,000	2,189,422
KeyCorp, 5.10%, 3/24/21	2,000,000	2,241,124
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, (Callable 12/12/16 @ 100)(a)	1,150,000	1,129,645
		10,637,970
BEVERAGES (3.1%)
Bottling Group LLC, 5.13%, 1/15/19	1,000,000	1,081,469
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,607,633
		4,689,102
BIOTECHNOLOGY (5.2%)
Abbvie, Inc., 4.50%, 5/14/35, (Callable 11/14/34 @ 100)	1,500,000	1,530,078
Amgen, Inc., 3.88%, 11/15/21, (Callable 8/15/21 @ 100)	4,000,000	4,301,672
Celgene Corp., 3.88%, 8/15/25, (Callable 5/15/25 @ 100)	1,000,000	1,047,602
Gilead Sciences, Inc., 4.40%, 12/1/21, (Callable 9/1/21 @ 100)	1,000,000	1,107,415
		7,986,767
CAPITAL MARKETS (3.1%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,367,435
Goldman Sachs Group, Inc., 5.95%, 1/15/27	1,500,000	1,750,160
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,700,616
		4,818,211
CHEMICALS (4.2%)
Dow Chemical Co., 4.25%, 11/15/20, (Callable 8/15/20 @ 100)	3,000,000	3,230,211
E.I. du Pont de Nemours & Co., 3.63%, 1/15/21	1,000,000	1,066,051
E.I. du Pont de Nemours & Co., 4.63%, 1/15/20	2,000,000	2,178,670
		6,474,932
CHURCH MORTGAGE BONDS (0.4%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 2.00%, 6/1/27(d)(e)	357,000	157,187
Bethel Baptist Institutional Church, Inc., 0.00%, 1/1/22(f)	103,190	10
Bethel Baptist Institutional Church, Inc., 3.50%, 1/1/22(g)	691,139	279,842
Metropolitan Baptist Church, 7.90%, 7/12/13(d)(e)	29,000	10,904
Metropolitan Baptist Church, 8.00%, 1/12/14(d)(e)	71,000	26,573
Metropolitan Baptist Church, 8.10%, 7/12/14(d)(e)	74,000	27,687
Metropolitan Baptist Church, 8.40%, 7/12/16(d)(e)	87,000	32,559
Metropolitan Baptist Church, 8.40%, 1/12/17, (Callable 10/12/16 @ 100)(d)(e)	90,000	33,804
Metropolitan Baptist Church, 8.40%, 7/12/18, (Callable 4/12/17 @ 100)(d)(e)	23,000	8,734
Metropolitan Baptist Church, 8.40%, 7/12/20, (Callable 4/12/17 @ 100)(d)(e)	121,000	45,951
		623,251

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
COMMUNICATIONS EQUIPMENT (0.4%)
Cisco Systems, Inc., 4.45%, 1/15/20	$500,000	$544,011
CONSUMER FINANCE (4.8%)
American Express Co., 7.00%, 3/19/18	2,000,000	2,150,176
Capital One Financial Corp., 4.75%, 7/15/21	2,000,000	2,206,104
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	2,040,026
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	1,037,882
		7,434,188
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	448,282
DIVERSIFIED TELECOMMUNICATION SERVICES (2.1%)
AT&T, Inc., 4.45%, 5/15/21	1,000,000	1,079,779
Verizon Communications, Inc., 4.60%, 4/1/21	2,000,000	2,198,606
		3,278,385
ELECTRIC UTILITIES (3.1%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,261,921
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20, (Callable 7/1/20 @ 100)	1,500,000	1,596,679
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	875,809
Southwestern Electric Power Co., 5.88%, 3/1/18	1,000,000	1,056,788
		4,791,197
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.2%)
Corning, Inc., 3.70%, 11/15/23, (Callable 8/15/23 @ 100)	1,000,000	1,055,433
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	826,369
		1,881,802
FOOD & STAPLES RETAILING (1.6%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	1,000,000	1,083,245
Walgreen Co., 5.25%, 1/15/19	260,000	279,664
Wal-Mart Stores, Inc., 4.25%, 4/15/21	1,000,000	1,109,742
		2,472,651
FOOD PRODUCTS (4.6%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,598,151
General Mills, Inc., 5.65%, 2/15/19	1,500,000	1,636,617
Kraft Food Group, Inc., 5.38%, 2/10/20	1,500,000	1,655,832
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	2,000,000	2,193,168
		7,083,768
HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Medtronic, Inc., 4.45%, 3/15/20	1,000,000	1,087,117
HEALTH CARE PROVIDERS & SERVICES (0.7%)
Express Scripts Holding, 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	1,071,327
HOTELS, RESTAURANTS & LEISURE (0.7%)
McDonald’s Corp., 2.63%, 1/15/22	1,000,000	1,026,629
HOUSEHOLD DURABLES (0.7%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,062,859
INDUSTRIAL CONGLOMERATES (0.7%)
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,058,431

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
INSURANCE (2.9%)
GE Global Insurance Holding Corp., 6.45%, 3/1/19	$1,000,000	$1,092,236
MetLife, Inc., 4.75%, 2/8/21	1,000,000	1,112,402
Prudential Financial, Inc., 5.87%, 9/15/42(a)	2,000,000	2,190,000
		4,394,638
IT SERVICES (2.4%)
Visa, Inc., 3.15%, 12/14/25, (Callable 9/14/25 @ 100)	1,000,000	1,043,163
Xerox Corp., 4.50%, 5/15/21	1,000,000	1,068,434
Xerox Corp., 6.35%, 5/15/18	1,500,000	1,593,143
		3,704,740
MACHINERY (0.7%)
Caterpillar, Inc., 3.90%, 5/27/21	1,000,000	1,084,945
MORTGAGE BACKED SECURITIES – FINANCIAL SERVICES (0.5%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35(a)	715,748	727,884
MULTILINE RETAIL (1.7%)
Target Corp., 2.90%, 1/15/22	2,500,000	2,603,660
OIL, GAS & CONSUMABLE FUELS (2.5%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	742,492
Gulf South Pipeline Co. LP, 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,500,000	1,542,457
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	1,044,011
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	542,246
		3,871,206
PHARMACEUTICALS (0.6%)
Teva Pharmaceutical Finance, 3.65%, 11/10/21	901,000	948,934
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.8%)
Qualcomm, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	4,347,604
SOFTWARE (2.4%)
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	1,974,414
Oracle Corp., 5.00%, 7/8/19	1,500,000	1,639,575
		3,613,989
SPECIALTY RETAIL (2.1%)
Lowe’s Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,091,881
The Home Depot, Inc., 3.75%, 2/15/24, (Callable 11/15/23 @ 100)	2,000,000	2,182,026
		3,273,907
TOTAL CORPORATE BONDS		102,909,375
MUNICIPAL BONDS (0.4%)
North Carolina State Turnpike Authority Triangle Expressway Systems Revenue, 5.13%, 1/1/20	450,000	496,503
Oklahoma Development Finance Authority Lease Revenue, 5.65%, 6/1/41, (Callable 6/1/21 @ 100)	150,000	159,753
TOTAL MUNICIPAL BONDS		656,256
U.S. GOVERNMENT AGENCIES (4.8%)
Federal Home Loan Bank
1.25%, 6/8/18	2,000,000	2,011,228
1.75%, 12/14/18	1,000,000	1,016,131
3.50%, 7/29/21	2,000,000	2,190,560
4.75%, 6/8/18	2,000,000	2,123,282
TOTAL U.S. GOVERNMENT AGENCIES		7,341,201

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (7.0%)
Federal Home Loan Mortgage Corp.
1.00%, 8/17/21(a)	$1,000,000	$997,364
2.68%, 10/1/37(a)	82,508	87,984
2.75%, 5/1/36(a)	82,815	87,691
3.75%, 3/27/19	1,500,000	1,597,763
4.00%, 12/15/25	2,500,000	2,793,628
5.00%, 7/15/19	30,494	31,011
5.00%, 11/1/37	29,906	32,720
6.00%, 3/1/38	63,618	72,871
		5,701,032
Federal National Mortgage Assoc.
0.11%, 9/30/21	1,000,000	994,658
0.95%, 11/25/36(a)	143,626	143,545
1.53%, 4/12/22	1,000,000	992,270
2.62%, 7/1/36(a)	38,993	39,024
3.07%, 5/1/36(a)	204,336	216,155
5.00%, 1/1/35	52,042	57,017
5.50%, 9/1/36	11,218	11,774
5.97%, 10/1/36(a)	47,547	47,744
6.00%, 6/1/36	362,432	406,066
6.00%, 9/1/36	100,643	113,508
6.00%, 5/1/37	42,663	48,174
		3,069,935
Government National Mortgage Assoc.
2.50%, 1/20/39(a)	73,542	74,238
4.25%, 10/20/38	343,365	358,639
4.50%, 8/20/38	203,971	219,637
4.50%, 5/20/39	685,383	715,008
4.50%, 6/15/40	344,176	379,133
5.00%, 5/20/40	142,940	152,907
5.50%, 12/20/38	24,730	26,341
6.00%, 6/15/37	59,641	68,235
6.00%, 10/15/37	65,770	75,235
6.50%, 10/20/38	30,243	33,047
		2,102,420
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		10,873,387
U.S. TREASURY OBLIGATIONS (18.2%)
U.S. Treasury Notes
1.38%, 2/28/19	3,000,000	3,030,585
1.50%, 12/31/18	2,500,000	2,531,055
1.63%, 11/15/22	4,150,000	4,173,829
2.00%, 11/30/20	2,500,000	2,576,660
2.00%, 11/15/21	5,000,000	5,152,930
2.00%, 2/15/22	7,000,000	7,211,365
3.13%, 5/15/19	3,000,000	3,163,359
TOTAL U.S. TREASURY OBLIGATIONS		27,839,783

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD SELECT BOND FUND

	Shares	Value
MONEY MARKET FUND (3.9%)
Federated Government Obligations Fund, Institutional Shares, 0.27%(a)	6,052,900	$6,052,900
TOTAL MONEY MARKET FUND		6,052,900
TOTAL INVESTMENTS (COST $153,526,011) 101.2%		155,672,902
LIABILITIES LESS OTHER ASSETS – 1.2%		(1,915,128)
NET ASSETS 100.0%		$153,757,774
(a)	Variable rate security. Rate shown represents the rate as of October 31, 2016.
(b)	The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	In default. Security is considered non-income producing, as no interest was paid on the last interest payment date, prior to October 31, 2016.
(e)	The trustee of the Issuer has initiated foreclosure proceedings against the bond issuer and/or the bond issuer is in bankruptcy or forbearance.
(f)	Issuer of security, as a part of the restructure of the bond, will receive a credit of ten percent (10%) of the principal for each year the forbearance Issuer fulfills its obligations under the restructuring agreement with the trustee. The bonds are priced to reflect the portion of the principal the Fund believes it will receive.
(g)	The trustee has completed restructuring of the bond and/or mortgage. The restructured terms reduce the interest rate and/or shorten the maturity period. This is a step up bond.

LLC – Limited Liability Company

LP – Limited Partnership

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	60.2%
Canada	13.6
United Kingdom	10.2
Taiwan, Province of China	5.1
Japan	3.7
Chile	2.0
Switzerland	1.7
Ireland (Republic of)	1.5
Netherlands	1.4
Total Investments	99.4%
*	Percentages indicated are based on net assets as of October 31, 2016.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (98.6%)
AEROSPACE & DEFENSE (3.9%)
Lockheed Martin Corp.	14,462	$3,563,148
Raytheon Co.	31,671	4,326,575
		7,889,723
AUTO COMPONENTS (1.5%)
Magna International, Inc., Class A, ADR	75,500	3,099,275
AUTOMOBILES (1.9%)
Toyota Motor Corp., Sponsored ADR	33,175	3,837,021
BANKS (10.8%)
Banco Santander Chile SA, Sponsored ADR	180,128	4,115,925
Bank of Nova Scotia	60,920	3,275,059
Cullen/Frost Bankers, Inc.	17,574	1,335,448
HSBC Holdings PLC, Sponsored ADR	94,205	3,544,934
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	726,870	3,743,381
People’s United Financial, Inc.	160,170	2,601,161
Royal Bank of Canada	51,769	3,234,527
		21,850,435
BEVERAGES (2.5%)
PepsiCo, Inc.	48,055	5,151,496
BIOTECHNOLOGY (2.7%)
AbbVie, Inc.	37,292	2,080,148
Amgen, Inc.	24,039	3,393,345
		5,473,493
CHEMICALS (2.9%)
Dow Chemical Co.	46,710	2,513,465
Syngenta AG, Sponsored ADR	42,000	3,377,640
		5,891,105
COMMUNICATIONS EQUIPMENT (1.8%)
Cisco Systems, Inc.	117,482	3,604,348
DISTRIBUTORS (1.5%)
Genuine Parts Co.	34,058	3,085,314
DIVERSIFIED TELECOMMUNICATION SERVICES (3.2%)
BCE, Inc.	68,503	3,112,776
TELUS Corp.	105,172	3,406,521
		6,519,297
ELECTRIC UTILITIES (1.5%)
American Electric Power Co., Inc.	46,100	2,989,124
ELECTRICAL EQUIPMENT (1.2%)
Emerson Electric Co.	46,982	2,381,048
EQUITY REAL ESTATE INVESTMENT TRUSTS (2.7%)
EPR Properties	38,123	2,772,305
LTC Properties, Inc.	54,423	2,727,136
		5,499,441
FOOD & STAPLES RETAILING (0.9%)
Wal-Mart Stores, Inc.	25,542	1,788,451

	Shares	Value
FOOD PRODUCTS (3.0%)
Cal-Maine Foods, Inc.	70,500	$2,724,825
General Mills, Inc.	55,415	3,434,622
		6,159,447
HEALTH CARE EQUIPMENT & SUPPLIES (5.1%)
Meridian Bioscience, Inc.	146,524	2,410,320
ResMed, Inc.	47,028	2,810,863
Smith & Nephew PLC, Sponsored ADR	85,520	2,501,460
St. Jude Medical, Inc.	33,869	2,636,363
		10,359,006
HEALTH CARE PROVIDERS & SERVICES (4.7%)
Quest Diagnostics, Inc.	57,262	4,663,417
UnitedHealth Group, Inc.	34,003	4,805,644
		9,469,061
HOTELS, RESTAURANTS & LEISURE (5.1%)
Cracker Barrel Old Country Store, Inc.	16,441	2,268,858
InterContinental Hotels Group PLC, Sponsored ADR	87,670	3,458,582
McDonald’s Corp.	39,997	4,502,462
		10,229,902
HOUSEHOLD DURABLES (1.0%)
Tupperware Corp.	34,914	2,078,081
HOUSEHOLD PRODUCTS (2.0%)
Clorox Co.	13,683	1,642,234
Procter & Gamble Co.	27,860	2,418,248
		4,060,482
INDUSTRIAL CONGLOMERATES (2.0%)
3M Co.	24,046	3,974,804
INSURANCE (5.0%)
China Life Insurance Co. Ltd., Sponsored ADR	311,895	3,851,903
Manulife Financial Corp.	168,340	2,437,563
Prudential PLC, Sponsored ADR	118,167	3,867,606
		10,157,072
IT SERVICES (3.9%)
Automatic Data Processing, Inc.	47,459	4,131,780
International Business Machines Corp.	24,772	3,807,209
		7,938,989
MEDIA (2.8%)
Shaw Communications, Inc., Class B	132,221	2,620,620
WPP PLC, Sponsored ADR	28,226	3,061,674
		5,682,294
MULTI-UTILITIES (1.6%)
National Grid PLC, Sponsored ADR	49,198	3,218,533
OIL, GAS & CONSUMABLE FUELS (5.9%)
Pembina Pipeline Corp.	122,249	3,760,379
Phillips 66	34,957	2,836,761
Tesoro Corp.	39,850	3,386,054
Western Refining, Inc.	64,903	1,872,452
		11,855,646

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2016 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
PERSONAL PRODUCTS (1.4%)
Unilever NV, Sponsored NY Shares	67,564	$2,825,527
PROFESSIONAL SERVICES (2.0%)
RELX PLC, Sponsored ADR	224,833	4,078,471
ROAD & RAIL (1.3%)
Canadian National Railway Co.	42,878	2,695,740
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.6%)
Analog Devices, Inc.	46,600	2,987,060
Intel Corp.	116,330	4,056,427
QUALCOMM, Inc.	28,374	1,949,861
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	209,047	6,501,362
		15,494,710
SOFTWARE (2.7%)
Microsoft Corp.	91,032	5,454,637

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (2.5%)
Apple Computer, Inc.	43,776	$4,970,327
TOTAL COMMON STOCKS		199,762,300
MONEY MARKET FUND (0.8%)
Federated Government Obligations Fund, Institutional Shares, 0.27%(a)	1,564,362	1,564,361
TOTAL MONEY MARKET FUND		1,564,361
TOTAL INVESTMENTS (COST $181,949,759) 99.4%		201,326,661
OTHER ASSETS IN EXCESS OF LIABILITIES 0.6%		1,256,539
NET ASSETS 100.0%		$202,583,200
(a)	Variable rate security. Rate shown represents the rate as of October 31, 2016.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — October 31, 2016 (Unaudited)

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Assets:
Investments, at value (cost $320,409,411, $150,949,491, $125,764,323, $153,526,011 and $181,949,759, respectively)	$325,518,314	$168,067,078	$119,195,472	$155,672,902	$201,326,661
Receivable for investments sold	—	—	—	4,941	—
Receivable for capital shares issued	96,435	29,814	56,813	37,063	1,164,590
Interest and dividend receivable	335,665	62,887	155,244	1,452,316	319,636
Foreign currency, at value (cost $0, $0, $14,373, $0 and $0, respectively)	—	—	14,373	—	—
Reclaims receivable	—	—	5,436	—	—
Prepaid expenses and other assets	46,367	31,654	29,305	36,405	33,326
Total assets	325,996,781	168,191,433	119,456,643	157,203,627	202,844,213
Liabilities:
Payable for investments purchased	—	—	—	3,264,770	—
Payable for capital shares redeemed	456,409	103,616	131,194	101,800	145,761
Investment advisory fees	41,405	21,604	30,784	32,493	51,251
Consulting fees	24,286	12,893	8,570	11,654	15,267
Compliance service fees	3,112	1,584	1,370	1,769	1,877
Administration fees	14,566	7,819	5,106	7,094	9,272
Distribution fees – Individual Class	11,206	12,820	3,537	2,428	10,220
Administrative services fees – Individual Class	10,579	6,177	2,582	2,099	7,455
Administrative services fees – Institutional Class	3,903	3,295	2,714	2,385	1,932
Fund accounting fees	5,511	5,387	2,291	4,919	2,876
Transfer agent fees	10,846	16,515	5,110	5,766	6,202
Custodian fees	7,056	3,371	3,358	3,974	3,937
Other accrued liabilities	8,071	3,723	3,866	4,702	4,963
Total liabilities	596,950	198,804	200,482	3,445,853	261,013
Net Assets	$325,399,831	$167,992,629	$119,256,161	$153,757,774	$202,583,200
Composition of Net Assets:
Capital (par value and paid-in surplus)	331,552,214	146,061,241	136,089,737	153,184,978	173,800,696
Accumulated undistributed net investment income	491,808	131,242	142,491	333,956	346,366
Accumulated net realized gain/(loss) from investment transactions	(11,753,094)	4,682,559	(10,407,197)	(1,908,051)	9,059,236
Unrealized appreciation/(depreciation) from investments	5,108,903	17,117,587	(6,568,870)	2,146,891	19,376,902
Net Assets	$325,399,831	$167,992,629	$119,256,161	$153,757,774	$202,583,200
Individual Class
Net Assets	$52,245,467	$59,450,130	$16,625,590	$11,431,079	$49,917,484
Shares authorized	7,500,000	12,499,900	7,500,000	7,500,000	7,500,000
Shares issued and outstanding ($0.001 par value)	1,584,853	4,357,331	873,139	458,529	1,700,491
Net asset value, offering and redemption price per share	$32.97	$13.64	$19.04	$24.93	$29.35
Institutional Class
Net Assets	$273,154,364	$108,542,499	$102,630,571	$142,326,695	$152,665,716
Shares authorized	37,500,000	12,500,000	37,500,000	37,500,000	37,500,000
Shares issued and outstanding ($0.001 par value)	8,332,705	7,854,576	5,375,017	5,735,681	5,190,196
Net asset value, offering and redemption price per share	$32.78	$13.82	$19.09	$24.81	$29.41

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2016 (Unaudited)

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Investment Income:
Interest	$—	$—	$—	$2,032,940	$—
Dividend (net of foreign withholding tax of $0, $0, $125,105, $0 and $116,985, respectively)	3,222,247	1,175,021	2,064,270	6,217	2,885,042
Total investment income	3,222,247	1,175,021	2,064,270	2,039,157	2,885,042
Expenses:
Investment advisory fees	241,305	124,911	180,946	190,764	288,204
Consulting fees	142,089	73,549	53,272	67,403	84,841
Compliance service fees	11,154	6,226	4,401	5,413	6,803
Administration fees	86,171	44,603	32,306	40,881	51,443
Distribution fees – Individual Class	67,540	73,916	20,492	14,615	60,507
Administrative services fees – Individual Class	27,016	14,783	8,197	5,846	24,203
Administrative services fees – Institutional Class	12,747	5,094	4,734	6,874	6,953
Fund accounting fees	103,943	64,500	39,835	56,095	59,460
Transfer agent fees	34,177	56,995	13,592	15,910	20,862
Custodian fees	21,413	11,265	8,434	10,447	12,562
Directors fees	34,202	17,851	13,641	17,297	19,903
Professional fees	26,557	14,453	11,679	14,307	15,994
Printing fees	13,917	8,827	6,660	7,450	9,381
Miscellaneous fees	50,415	37,099	34,869	35,279	39,236
Total expenses	872,646	554,072	433,058	488,581	700,352
Net investment income	2,349,601	620,949	1,631,212	1,550,576	2,184,690
Realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investment transactions	200,132	1,174,085	(384,472)	493,048	2,767,769
Net change in unrealized appreciation/ (depreciation) from investments	6,321,419	3,322,107	3,108,811	(761,826)	1,278,882
Net realized and unrealized gain/(loss) from investments	6,521,551	4,496,192	2,724,339	(268,778)	4,046,651
Change in net assets resulting from operations	$8,871,152	$5,117,141	$4,355,551	$1,281,798	$6,231,341

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016
	(Unaudited)
Change in net assets from operations:
Net investment income	$2,349,601	$4,876,589
Net realized gain from investments	200,132	38,312,785
Net change in unrealized appreciation/(depreciation) from investments	6,321,419	(57,177,595)
Change in net assets resulting from operations	8,871,152	(13,988,221)
Distributions to shareholders from:
Net investment income:
Individual Class	(237,716)	(670,764)
Institutional Class	(1,620,077)	(4,156,712)
Net realized gains:
Individual Class	—	(5,951,298)
Institutional Class	—	(38,079,157)
In excess of net investment income:
Individual Class	—	(1,451,858)
Institutional Class	—	(9,289,656)
Change in net assets from shareholder distributions	(1,857,793)	(59,599,445)
Capital Transactions:
Individual Class
Proceeds from shares issued	$11,276,742	$29,410,642
Dividends reinvested	230,395	7,867,826
Cost of shares redeemed	(12,684,625)	(26,559,766)
Change in Individual Class from capital transactions	(1,177,488)	10,718,702
Institutional Class
Proceeds from shares issued	29,732,156	287,383,196
Dividends reinvested	1,588,999	51,108,655
Cost of shares redeemed	(17,210,334)	(224,718,284)
Cost of shares redeemed from redemptions in-kind	—	(89,097,137)
Change in Institutional Class from capital transactions	14,110,821	24,676,430
Change in net assets from capital transactions	$12,933,333	$35,395,132
Change in net assets	19,946,692	(38,192,534)
Net Assets:
Beginning of period	305,453,139	343,645,673
End of period	$325,399,831	$305,453,139
Accumulated undistributed net investment income	$491,808	$—
Share Transactions:
Individual Class
Issued	343,400	837,188
Reinvested	7,042	244,435
Redeemed	(382,834)	(769,348)
Change in Individual Class	(32,392)	312,275
Institutional Class
Issued	904,606	7,658,835
Reinvested	48,821	1,599,287
Redeemed	(519,844)	(6,639,098)
Redeemed from redemption in-kind	—	(2,287,475)
Change in Institutional Class	433,583	331,549

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016
	(Unaudited)
Change in net assets from operations:
Net investment income	$620,949	$1,150,845
Net realized gain from investments	1,174,085	9,341,361
Net change in unrealized appreciation/(depreciation) from investments	3,322,107	(13,612,011)
Change in net assets resulting from operations	5,117,141	(3,119,805)
Distributions to shareholders from:
Net investment income:
Individual Class	(123,289)	(358,596)
Institutional Class	(366,418)	(868,334)
Net realized gains:
Individual Class	—	(5,878,589)
Institutional Class	—	(10,195,742)
Change in net assets from shareholder distributions	(489,707)	(17,301,261)
Capital Transactions:
Individual Class
Proceeds from shares issued	$5,909,367	$6,361,881
Dividends reinvested	117,853	5,866,615
Cost of shares redeemed	(3,625,629)	(9,418,002)
Change in Individual Class from capital transactions	2,401,591	2,810,494
Institutional Class
Proceeds from shares issued	10,416,375	20,337,778
Dividends reinvested	345,959	10,551,715
Cost of shares redeemed	(6,840,564)	(10,466,094)
Change in Institutional Class from capital transactions	3,921,770	20,423,399
Change in net assets from capital transactions	$6,323,361	$23,233,893
Change in net assets	10,950,795	2,812,827
Net Assets:
Beginning of period	157,041,834	154,229,007
End of period	$167,992,629	$157,041,834
Accumulated undistributed net investment income	$131,242	$—
Share Transactions:
Individual Class
Issued	432,931	461,000
Reinvested	8,630	457,374
Redeemed	(265,557)	(676,587)
Change in Individual Class	176,004	241,787
Institutional Class
Issued	752,716	1,446,808
Reinvested	25,083	811,924
Redeemed	(488,572)	(743,824)
Change in Institutional Class	289,227	1,514,908

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,631,212	$3,954,381
Net realized loss from investments	(384,472)	(1,774,622)
Net change in unrealized appreciation/(depreciation) from investments	3,108,811	(22,851,260)
Change in net assets resulting from operations	4,355,551	(20,671,501)
Distributions to shareholders from:
Net investment income:
Individual Class	(216,661)	(482,061)
Institutional Class	(1,542,293)	(3,905,181)
Change in net assets from shareholder distributions	(1,758,954)	(4,387,242)
Capital Transactions:
Individual Class
Proceeds from shares issued	$1,373,375	$7,008,982
Dividends reinvested	213,180	477,265
Cost of shares redeemed	(1,574,335)	(4,545,754)
Change in Individual Class from capital transactions	12,220	2,940,493
Institutional Class
Proceeds from shares issued	4,230,179	26,594,060
Dividends reinvested	1,517,349	3,839,427
Cost of shares redeemed	(9,558,626)	(16,999,157)
Cost of shares redeemed from redemptions in-kind	—	(173,324,981)
Change in Institutional Class from capital transactions	(3,811,098)	(159,890,651)
Change in net assets from capital transactions	$(3,798,878)	$(156,950,158)
Change in net assets	(1,202,281)	(182,008,901)
Net Assets:
Beginning of period	120,458,442	302,467,343
End of period	$119,256,161	$120,458,442
Accumulated undistributed net investment income	$142,491	$270,233
Share Transactions:
Individual Class
Issued	73,896	386,849
Reinvested	11,806	23,885
Redeemed	(84,696)	(237,002)
Change in Individual Class	1,006	173,732
Institutional Class
Issued	227,364	1,425,048
Reinvested	83,727	192,231
Redeemed	(506,514)	(911,313)
Redeemed from redemption in-kind	—	(8,016,882)
Change in Institutional Class	(195,423)	(7,310,916)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SELECT BOND FUND

	For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,550,576	$3,215,585
Net realized gain/(loss) from investments	493,048	(789,484)
Net change in unrealized appreciation/(depreciation) from investments	(761,826)	819,694
Change in net assets resulting from operations	1,281,798	3,245,795
Distributions to shareholders from:
Net investment income:
Individual Class	(107,039)	(252,426)
Institutional Class	(1,530,055)	(2,889,784)
Change in net assets from shareholder distributions	(1,637,094)	(3,142,210)
Capital Transactions:
Individual Class
Proceeds from shares issued	$424,256	$1,263,701
Dividends reinvested	106,846	251,919
Cost of shares redeemed	(795,741)	(4,997,647)
Change in Individual Class from capital transactions	(264,639)	(3,482,027)
Institutional Class
Proceeds from shares issued	6,787,961	10,058,911
Dividends reinvested	1,530,055	2,888,744
Cost of shares redeemed	(4,162,664)	(13,511,182)
Change in Institutional Class from capital transactions	4,155,352	(563,527)
Change in net assets from capital transactions	$3,890,713	$(4,045,554)
Change in net assets	3,535,417	(3,941,969)
Net Assets:
Beginning of period	150,222,357	154,164,326
End of period	$153,757,774	$150,222,357
Accumulated undistributed net investment income	$333,956	$420,474
Share Transactions:
Individual Class
Issued	16,925	51,144
Reinvested	4,276	10,236
Redeemed	(31,685)	(201,449)
Change in Individual Class	(10,484)	(140,069)
Institutional Class
Issued	272,363	409,051
Reinvested	61,558	117,946
Redeemed	(166,755)	(549,640)
Change in Institutional Class	167,166	(22,643)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD GLOBAL EQUITY INCOME FUND

	For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016
	(Unaudited)
Change in net assets from operations:
Net investment income	$2,184,690	$3,964,372
Net realized gain from investments	2,767,769	8,145,447
Net change in unrealized appreciation/(depreciation) from investments	1,278,882	(6,583,492)
Change in net assets resulting from operations	6,231,341	5,526,327
Distributions to shareholders from:
Net investment income:
Individual Class	(549,489)	(612,441)
Institutional Class	(1,799,065)	(3,314,709)
Net realized gains:
Individual Class	—	(1,643,522)
Institutional Class	—	(7,252,713)
Change in net assets from shareholder distributions	(2,348,554)	(12,823,385)
Capital Transactions:
Individual Class
Proceeds from shares issued	$21,767,075	$19,823,420
Dividends reinvested	544,578	2,223,057
Cost of shares redeemed	(13,724,275)	(8,453,651)
Change in Individual Class from capital transactions	8,587,378	13,592,826
Institutional Class
Proceeds from shares issued	19,048,789	9,021,612
Dividends reinvested	1,798,119	10,566,401
Cost of shares redeemed	(5,067,943)	(19,532,522)
Change in Institutional Class from capital transactions	15,778,965	55,491
Change in net assets from capital transactions	$24,366,343	$13,648,317
Change in net assets	28,249,130	6,351,259
Net Assets:
Beginning of period	174,334,070	167,982,811
End of period	$202,583,200	$174,334,070
Accumulated undistributed net investment income	$346,366	$510,230
Share Transactions:
Individual Class
Issued	739,401	700,651
Reinvested	18,766	79,912
Redeemed	(459,431)	(298,696)
Change in Individual Class	298,736	481,867
Institutional Class
Issued	638,875	314,933
Reinvested	61,849	378,803
Redeemed	(170,952)	(685,329)
Change in Institutional Class	529,772	8,407

See notes to financial statements.

STEWART FUNDS
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/(Losses) from Investments	Total from Investment Operations
Steward Large Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2016 (Unaudited)	$32.25	$0.20		$0.67	$0.87
Year ended April 30, 2016	38.89	0.46		(1.31)	(0.85)
Year ended April 30, 2015	37.46	0.36		3.86	4.22
Year ended April 30, 2014	32.87	0.34		7.29	7.63
Year ended April 30, 2013	28.71	0.32		4.57	4.89
Year ended April 30, 2012	28.44	0.25		0.26	0.51
Institutional Class
Six Months ended October 31, 2016 (Unaudited)	32.07	0.25		0.66	0.91
Year ended April 30, 2016	38.70	0.62		(1.34)	(0.72)
Year ended April 30, 2015	37.30	0.47		3.86	4.33
Year ended April 30, 2014	32.73	0.48		7.24	7.72
Year ended April 30, 2013	28.58	0.42		4.56	4.98
Year ended April 30, 2012	28.32	0.34		0.25	0.59
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2016 (Unaudited)	13.26	0.04		0.37	0.41
Year ended April 30, 2016	15.33	0.08		(0.51)	(0.43)
Year ended April 30, 2015	16.04	0.08		1.41	1.49
Year ended April 30, 2014	14.18	0.07		3.03	3.10
Year ended April 30, 2013	13.15	0.08		1.94	2.02
Year ended April 30, 2012	13.81	0.03		(0.22)	(0.19)
Institutional Class
Six Months ended October 31, 2016 (Unaudited)	13.43	0.06		0.38	0.44
Year ended April 30, 2016	15.51	0.12		(0.52)	(0.40)
Year ended April 30, 2015	16.20	0.12		1.43	1.55
Year ended April 30, 2014	14.30	0.11		3.07	3.18
Year ended April 30, 2013	13.25	0.11		1.95	2.06
Year ended April 30, 2012	13.91	0.06		(0.22)	(0.16)
Steward International Enhanced Index Fund
Individual Class
Six Months ended October 31, 2016 (Unaudited)	18.65	0.22		0.42	0.64
Year ended April 30, 2016	22.22	0.40	(d)	(3.27)	(2.87)
Year ended April 30, 2015	23.06	0.41		(0.71)	(0.30)
Year ended April 30, 2014	21.96	0.67		0.96	1.63
Year ended April 30, 2013	20.85	0.46		1.09	1.55
Year ended April 30, 2012	24.96	0.48		(4.11)	(3.63)
Institutional Class
Six Months ended October 31, 2016 (Unaudited)	18.70	0.26		0.41	0.67
Year ended April 30, 2016	22.28	0.57	(d)	(3.38)	(2.81)
Year ended April 30, 2015	23.11	0.44		(0.65)	(0.21)
Year ended April 30, 2014	22.01	0.74		0.97	1.71
Year ended April 30, 2013	20.89	0.53		1.10	1.63
Year ended April 30, 2012	25.01	0.55		(4.12)	(3.57)
Steward Select Bond Fund
Individual Class
Six Months ended October 31, 2016 (Unaudited)	24.99	0.22		(0.05)	0.17
Year ended April 30, 2016	24.97	0.46		—	0.46
Year ended April 30, 2015	24.72	0.46		0.25	0.71
Year ended April 30, 2014	25.62	0.43		(0.85)	(0.42)
Year ended April 30, 2013	25.47	0.50		0.26	0.76
Year ended April 30, 2012	25.20	0.62		0.32	0.94
Institutional Class
Six Months ended October 31, 2016 (Unaudited)	24.87	0.26		(0.05)	0.21
Year ended April 30, 2016	24.85	0.53		0.01	0.54
Year ended April 30, 2015	24.61	0.54		0.25	0.79
Year ended April 30, 2014	25.49	0.53		(0.85)	(0.32)
Year ended April 30, 2013	25.34	0.59		0.26	0.85
Year ended April 30, 2012	25.08	0.70		0.32	1.02
Steward Global Equity Income Fund
Individual Class
Six Months ended October 31, 2016 (Unaudited)	28.72	0.28		0.68	0.96
Year ended April 30, 2016	30.11	0.60		0.18	0.78
Year ended April 30, 2015	29.82	0.63		1.32	1.95
Year ended April 30, 2014	27.24	0.65		2.60	3.25
Year ended April 30, 2013	25.07	0.61		2.17	2.78
Year ended April 30, 2012	24.71	0.58		0.32	0.90
Institutional Class
Six Months ended October 31, 2016 (Unaudited)	28.77	0.35		0.67	1.02
Year ended April 30, 2016	30.16	0.71		0.16	0.87
Year ended April 30, 2015	29.86	0.75		1.32	2.07
Year ended April 30, 2014	27.27	0.77		2.58	3.35
Year ended April 30, 2013	25.09	0.69		2.18	2.87
Year ended April 30, 2012	24.74	0.67		0.31	0.98
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)	Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

	Distributions:							Ratios/Supplementary Data:
	Net Investment Income	Net Realized (Losses) from Investments	In Excess of Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
Steward Large Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2016 (Unaudited)	$(0.15)	$—	$—	$(0.15)	$32.97	2.69%	$52,245	0.83%	1.18%	9%
Year ended April 30, 2016	(0.49)	(4.26)	(1.04)	(5.79)	32.25	(2.01)%	52,151	0.82%	1.30%	91	%(e)
Year ended April 30, 2015	(0.34)	(2.45)	—	(2.79)	38.89	11.35%	50,747	0.86%	0.97%	33%
Year ended April 30, 2014	(0.34)	(2.70)	—	(3.04)	37.46	23.68%	34,116	0.90%	0.96%	30%
Year ended April 30, 2013	(0.32)	(0.41)	—	(0.73)	32.87	17.38%	20,872	0.91%	1.08%	26%
Year ended April 30, 2012	(0.24)	—	—	(0.24)	28.71	1.87%	18,127	0.91%	0.91%	20%
Institutional Class
Six Months ended October 31, 2016 (Unaudited)	(0.20)	—	—	(0.20)	32.78	2.84%	273,154	0.49%	1.52%	9%
Year ended April 30, 2016	(0.61)	(4.26)	(1.04)	(5.91)	32.07	(1.67)%	253,302	0.48%	1.66%	91	%(e)
Year ended April 30, 2015	(0.48)	(2.45)	—	(2.93)	38.70	11.71%	292,898	0.50%	1.30%	33%
Year ended April 30, 2014	(0.45)	(2.70)	—	(3.15)	37.30	24.11%	175,616	0.54%	1.33%	30%
Year ended April 30, 2013	(0.42)	(0.41)	—	(0.83)	32.73	17.82%	163,450	0.56%	1.43%	26%
Year ended April 30, 2012	(0.33)	—	—	(0.33)	28.58	2.21%	150,796	0.56%	1.26%	20%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2016 (Unaudited)	(0.03)	—	—	(0.03)	13.64	3.08%	59,450	0.85%	0.56%	10%
Year ended April 30, 2016	(0.09)	(1.55)	—	(1.64)	13.26	(2.39)%	55,445	0.85%	0.59%	33%
Year ended April 30, 2015	(0.08)	(2.12)	—	(2.20)	15.33	9.85%	60,408	0.84%	0.50%	37%
Year ended April 30, 2014	(0.06)	(1.18)	—	(1.24)	16.04	22.02%	55,516	0.90%	0.42%	29%
Year ended April 30, 2013	(0.10)	(0.89)	—	(0.99)	14.18	16.23%	47,456	0.93%	0.58%	25%
Year ended April 30, 2012	(0.03)	(0.44)	—	(0.47)	13.15	(0.99)%	44,422	0.90%	0.24%	26%
Institutional Class
Six Months ended October 31, 2016 (Unaudited)	(0.05)	—	—	(0.05)	13.82	3.26%	108,542	0.56%	0.85%	10%
Year ended April 30, 2016	(0.13)	(1.55)	—	(1.68)	13.43	(2.15)%	101,597	0.57%	0.87%	33%
Year ended April 30, 2015	(0.12)	(2.12)	—	(2.24)	15.51	10.19%	93,821	0.56%	0.78%	37%
Year ended April 30, 2014	(0.11)	(1.18)	—	(1.28)	16.20	22.43%	70,629	0.62%	0.70%	29%
Year ended April 30, 2013	(0.12)	(0.89)	—	(1.01)	14.30	16.49%	62,166	0.66%	0.85%	25%
Year ended April 30, 2012	(0.06)	(0.44)	—	(0.50)	13.25	(0.71)%	57,808	0.64%	0.50%	26%
Steward International Enhanced Index Fund
Individual Class
Six Months ended October 31, 2016 (Unaudited)	(0.25)	—	—	(0.25)	19.04	3.49%	16,626	1.01%	2.41%	6%
Year ended April 30, 2016	(0.70)	—	—	(0.70)	18.65	(13.10)%	16,268	1.00%	2.14%	11	%(e)
Year ended April 30, 2015	(0.54)	—	—	(0.54)	22.22	(1.41)%	15,520	1.02%	1.84%	12%
Year ended April 30, 2014	(0.53)	—	—	(0.53)	23.06	7.69%	14,985	1.08%	3.09%	11%
Year ended April 30, 2013	(0.44)	—	—	(0.44)	21.96	7.65%	11,294	1.07%	2.21%	15%
Year ended April 30, 2012	(0.48)	—	—	(0.48)	20.85	(14.51)%	9,948	1.06%	2.26%	9%
Institutional Class
Six Months ended October 31, 2016 (Unaudited)	(0.28)	—	—	(0.28)	19.09	3.66%	102,631	0.67%	2.75%	6%
Year ended April 30, 2016	(0.77)	—	—	(0.77)	18.70	(12.82)%	104,190	0.65%	2.93%	11	%(e)
Year ended April 30, 2015	(0.62)	—	—	(0.62)	22.28	(1.01)%	286,947	0.64%	1.95%	12%
Year ended April 30, 2014	(0.61)	—	—	(0.61)	23.11	8.02%	99,665	0.73%	3.40%	11%
Year ended April 30, 2013	(0.51)	—	—	(0.51)	22.01	8.05%	87,365	0.72%	2.57%	15%
Year ended April 30, 2012	(0.55)	—	—	(0.55)	20.89	(14.20)%	85,113	0.71%	2.60%	9%
Steward Select Bond Fund
Individual Class
Six Months ended October 31, 2016 (Unaudited)	(0.23)	—	—	(0.23)	24.93	0.68%	11,431	0.95%	1.71%	15%
Year ended April 30, 2016	(0.44)	—	—	(0.44)	24.99	1.87%	11,719	0.95%	1.80%	11%
Year ended April 30, 2015	(0.46)	—	—	(0.46)	24.97	2.92%	15,208	0.96%	1.83%	13%
Year ended April 30, 2014	(0.48)	—	—	(0.48)	24.72	(1.60)%	13,247	1.01%	1.78%	13%
Year ended April 30, 2013	(0.61)	—	—	(0.61)	25.62	3.02%	11,592	1.02%	1.96%	29%
Year ended April 30, 2012	(0.67)	—	—	(0.67)	25.47	3.77%	11,995	1.00%	2.40%	30%
Institutional Class
Six Months ended October 31, 2016 (Unaudited)	(0.27)	—	—	(0.27)	24.81	0.86%	142,327	0.61%	2.06%	15%
Year ended April 30, 2016	(0.52)	—	—	(0.52)	24.87	2.22%	138,503	0.60%	2.16%	11%
Year ended April 30, 2015	(0.55)	—	—	(0.55)	24.85	3.26%	138,956	0.62%	2.19%	13%
Year ended April 30, 2014	(0.56)	—	—	(0.56)	24.61	(1.20)%	132,573	0.66%	2.14%	13%
Year ended April 30, 2013	(0.70)	—	—	(0.70)	25.49	3.39%	129,117	0.67%	2.32%	29%
Year ended April 30, 2012	(0.76)	—	—	(0.76)	25.34	4.12%	124,189	0.66%	2.76%	30%
Steward Global Equity Income Fund
Individual Class
Six Months ended October 31, 2016 (Unaudited)	(0.33)	—	—	(0.33)	29.35	3.36%	49,917	0.98%	2.01%	26%
Year ended April 30, 2016	(0.62)	(1.55)	—	(2.17)	28.72	2.94%	40,254	0.98%	2.12%	54%
Year ended April 30, 2015	(0.62)	(1.04)	—	(1.66)	30.11	6.57%	27,698	1.01%	2.11%	48%
Year ended April 30, 2014	(0.67)	—	—	(0.67)	29.82	12.16%	21,741	1.06%	2.36%	40%
Year ended April 30, 2013	(0.61)	—	—	(0.61)	27.24	11.40%	16,041	1.04%	2.45%	41%
Year ended April 30, 2012	(0.54)	—	—	(0.54)	25.07	3.90%	13,428	1.05%	2.47%	51%
Institutional Class
Six Months ended October 31, 2016 (Unaudited)	(0.38)	—	—	(0.38)	29.41	3.55%	152,666	0.64%	2.36%	26%
Year ended April 30, 2016	(0.71)	(1.55)	—	(2.26)	28.77	3.26%	134,080	0.64%	2.47%	54%
Year ended April 30, 2015	(0.73)	(1.04)	—	(1.77)	30.16	6.97%	140,285	0.66%	2.46%	48%
Year ended April 30, 2014	(0.76)	—	—	(0.76)	29.86	12.55%	133,017	0.71%	2.74%	40%
Year ended April 30, 2013	(0.69)	—	—	(0.69)	27.27	11.80%	124,651	0.69%	2.80%	41%
Year ended April 30, 2012	(0.63)	—	—	(0.63)	25.09	4.22%	111,694	0.70%	2.83%	51%

See notes to financial statements.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS — October 31, 2016 (Unaudited)

Note 1 — Organization:

The Steward Funds consist of five funds (individually a “Fund” and, collectively, the “Funds”) that are series of two separate companies: the Steward Funds, Inc. and the Capstone Series Fund, Inc. The companies are organized as Maryland corporations. Each is registered under the Investment Company Act of 1940 (“1940 Act”) as a diversified open-end management investment company. Four of the Funds are series of Steward Funds, Inc. — Steward Large Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, and Steward Global Equity Income Fund. One Fund, Steward Small-Mid Cap Enhanced Index Fund, is a series of Capstone Series Fund, Inc.

Each Fund currently offers two Classes of shares (“Individual Class” and “Institutional Class”). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that the Individual Class bears expenses under a Service and Distribution Plan. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Class. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

Note 2 — Investment Objectives:

Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of October 31, 2016, stocks with market capitalizations between $3.9 billion and $605.4 billion are considered to be large capitalization stocks.

Steward Small-Mid Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of October 31, 2016, stocks with market capitalizations between $79.7 million and $9.7 billion are considered to be small to medium capitalization stocks.

Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in American Depository Receipts (“ADRs”) representing securities of companies located or domiciled outside of the United States, with selective allocation between equity securities of developed market companies and emerging market companies.

Steward Select Bond Fund seeks to provide high current income with capital appreciation. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of ADRs.

In pursuing their investment objectives, the Funds apply a comprehensive set of cultural value screens to all of their portfolio investments.

Note 3 — Significant Accounting Policies:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Boards (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Company.

Portfolio Valuation:   Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation.

Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Factors considered by pricing services include market characteristics such as benchmark yield curves, options adjusted spreads, credit spreads and fundamental analytical data related to the issuer. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors (the “Board”).

The Steward Select Bond Fund’s investments in mortgage bonds of religious organizations (“church mortgage bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church mortgage bonds on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds using a pricing service when such prices are believed to reflect fair value. Bonds with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management Company’s (“CAMCO” or the “Adviser”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee (the “Committee”) no less than monthly and is subject to quarterly review and approval from the Board.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church bonds. The Market Approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix. A reduced yield causes the price to increase. An increased discount rate causes the price to decrease.

When the church bond issue becomes delinquent on sinking fund payments or when significant principal or balloon payments are due within the next three years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted. Pursuant to fair value procedures adopted by the Board, the Adviser, under these circumstances, may determine an adjustment to the matrix price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

—	the general conditions in the church bond market and the overall financial market
—	the transaction price of any recent sales or purchases of the security
—	the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
—	the estimated value of the underlying collateral
—	the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted church bonds. When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities. The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

—	any current independent appraisal values
—	any current listing price
—	index adjusted appraisal values based on published real estate sources
—	estimated costs associated with the disposition of the property
—	risk adjusted discount rate
—	estimated time to sell in years
—	probability of foreclosure

The Income Approach is sensitive to changes in appraisal value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure. An increase in an appraisal value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease. Such movements in the appraised value would be deemed to have the most significant impact on fair value under the Income Approach. An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease. A decrease to the aforementioned types of changes cause the fair value to increase.

Additionally, in determining the fair value of the church mortgage bonds, the Adviser also considers the potential results of the bond trustee’s actions, including restructuring, refinancing, and acceleration of payments or other liquidation or property collateralizing the church mortgage bonds. For bonds that have been restructured, the Adviser will evaluate whether the bond should continue to be valued under the Income Approach until additional information is available as to the church’s ability to perform under the revised terms, and/or whether a different estimate is necessary based on the specific facts and circumstances surrounding the restructured terms.

Because of the inherent uncertainty of valuations of church mortgage bonds determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly. As a result, it is reasonably possible that management’s estimate of fair value may have significant changes in the near term.

As of November 14, 2016, Steward Select Bond Fund no longer contains any church mortgage bonds or loans. There is no present intent for future investment in these types of instruments.

GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — Quoted prices in active markets for identical securities and NAVs for open-end mutual funds and money market funds.

Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1, and church mortgage bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as of October 31, 2016:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$323,662,565	$—	$—	$323,662,565
Rights*	—	—	—	—
Money Market Fund	1,855,749	—	—	1,855,749
Total	$325,518,314	$—	$—	$325,518,314
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$166,702,597	$—	$—	$166,702,597
Money Market Fund	1,364,481	—	—	1,364,481
Total	$168,067,078	$—	$—	$168,067,078
Steward International Enhanced Index Fund
Security Type
Common Stocks*	$118,458,493	$—	$—	$118,458,493
Money Market Fund	736,979	—	—	736,979
Total	$119,195,472	$—	$—	$119,195,472
Steward Select Bond Fund
Security Type
Corporate Bonds*	$—	$102,286,124	$623,251	$102,909,375
Municipal Bonds	—	656,256	—	656,256
U.S. Government Agencies	—	7,341,201	—	7,341,201
U.S. Government Agency Mortgage-Backed Obligations	—	10,873,387	—	10,873,387
U.S. Treasury Obligations	27,839,783	—	—	27,839,783
Money Market Fund	6,052,900	—	—	6,052,900
Total	$33,892,683	$121,156,968	$623,251	$155,672,902
Steward Global Equity Income Fund
Security Type
Common Stocks*	$199,762,300	$—	$—	$199,762,300
Money Market Fund	1,564,361	—	—	1,564,361
Total	$201,326,661	$—	$—	$201,326,661

*	Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds, and rights segregated by industry type.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Balance as of May 1, 2016	$669,485
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)	(22,922)
Realized Gain/(Loss)	—
Gross Restructures	—
Gross Sales and Paydowns	(23,312)
Transfers In/(Out) of Level 3	—
Balance as of October 31, 2016	$623,251

The total change in unrealized appreciation/(depreciation) for the period ended October 31, 2016, included in the Statement of Operations attributable to Level 3 investments still held at October 31, 2016, includes:

Change in Unrealized Appreciation/ (Depreciation)
Church Mortgage Bonds	$(202,746)

The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of October 31, 2016, from those used on April 30, 2016.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Committee in accordance with procedures adopted by the Board for Level 3 Fair Value Measurements for investments held at October 31, 2016.

Type of Assets	Fair Value at October 31, 2016	Valuation Techniques	Unobservable Input(s)	Range
Church Mortgage Bonds	$623,251	Income Approach	Disposition costs	17% – 22%
			Discount rate	4.0% – 4.75%
			Time to sell	1.75 – 3 years

Securities Transactions and Investment Income:  Portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Adviser as part of the valuation process. The treatment of such interest income may be different for federal income tax purposes. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes:  The Funds intend to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

As of and during the period ended October 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For all open tax-years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Allocation of Expenses:  Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.

Foreign Securities:  Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

Note 4 — Investment Advisory and Other Agreements:

CAMCO, a wholly-owned subsidiary of Capstone Financial Services, Inc. (“CFS”) serves as investment adviser to the Funds. CAMCO provides investment advisory services to one other investment company, pension and profit sharing accounts, corporations and individuals. Subject to the authority of the Board, the Adviser provides the Funds with continuous investment advisory services in accordance with an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Funds. CAMCO receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, CAMCO has full discretion to manage the assets of the Funds in accordance with its investment objectives.

As compensation for its services as investment adviser, the Funds pay CAMCO, on a monthly basis, an investment advisory fee calculated daily, based on the average daily net assets of the Funds, at the following annual rates:

Steward Large Cap Enhanced Index Fund

—	0.15% on the first $500 million;
—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward Small-Mid Cap Enhanced Index Fund

—	0.15% on the first $500 million;
—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward International Enhanced Index Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

Steward Select Bond Fund

—	0.25% on the first $500 million;
—	0.20% on the next $500 million; and
—	0.175% in excess of $1 billion

Steward Global Equity Income Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

CFS Consulting Services, LLC (“CCS”), an affiliate of CAMCO and a wholly-owned subsidiary of CFS, serves as administrator for the Funds. For its services as administrator, CCS receives a monthly fee from the Funds calculated at the annual rate of 0.075% on the first $500 million of the Funds’ aggregate average daily net assets. The rate declines to 0.03% of the Funds’ aggregate average daily net assets in excess of $500 million.

CCS also serves as a consultant to the Funds with respect to socially responsible investment policies. CCS receives its consulting fee monthly, based on the annual average aggregate daily net assets of the Funds as follows:

First	$500,000,000	0.08%
Next	$500,000,000	0.05%
Over	$1,000,000,000	0.02%

CCS, pursuant to a Compliance Services Agreement, provides certain compliance services for the Funds and the Board. The Funds pay CCS a monthly fee based on the annual average daily net assets of the Funds as follows for compliance services:

First	$500,000,000	0.025%
Next	$500,000,000	0.020%
Over	$1,000,000,000	0.015%

Pursuant to the Class Action and Fair Fund Services Agreement, CCS receives a fee of 3% of the amounts received by the Funds in a Class Action and 6% of amounts received by the Funds from a Fair Fund settlement.

Cipperman Compliance Services, LLC (“Cipperman”) provides regulatory compliance supervisory services for the Funds pursuant to a Compliance Services Agreement effective April 1, 2016. In accordance with this agreement, Cipperman also designates a member of its staff, who has been approved by the Board, to serve as the Chief Compliance Officer (“CCO”) for the Funds in accordance with applicable law. Cipperman’s fee for “Base Services” described in the agreement is $5,000 per month. From April 1, 2016 through September 30, 2016 the Funds paid Cipperman five-sixths of this amount allocated among the Funds based on their relative net asset value at the end of each calendar month. Through September 30, 2016, this agreement covered the five Steward Funds plus one additional investment company. Effective October 1, 2016 the additional investment company is no longer covered by this agreement. Thus from October 1, 2016 forward the full expense will be borne by the Funds and will be allocated among the Funds based on their relative net asset values at the end of each calendar month, as determined and computed in accordance with the description of the method of determination of net asset value contained in the current prospectus and statement of additional information for each Fund as in effect from time to time under the Securities Act of 1933. Additional fees may be charged for “additional services” or in the event any of the Funds were to engage an adviser or sub-adviser other than CAMCO. Such fees, if incurred, will be allocated to or among the Funds in a manner deemed fair and reasonable by the Board.

Richard Nunn, who served as the Funds’ CCO prior to April 1, 2016, will, effective April 1, 2016, provide consultation services with respect to regulatory compliance for the Funds pursuant to one or more “Statements of Work” under a one-year agreement that will automatically renew annually unless terminated by a party on at least thirty (30) days’ written notice. The current Statement of Work covers six months of service to the Funds. Of the fees payable under this Statement of Work, $6,250, plus any applicable reasonable out-of-pocket travel expenses, will be borne by the Funds and will be allocated among them in the same manner as the fees under the Cipperman agreement. It is not clear whether there will be additional Statements of Work.

Capstone Asset Planning Company (“CAPCO”) serves as the Distributor of the Funds’ shares. CAPCO is an affiliate of CAMCO, and both are wholly-owned subsidiaries of CFS.

Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act whereby the assets of each Fund’s Individual Class shares are used to compensate CAPCO for costs and expenses incurred in connection with the distribution, marketing and servicing of each Fund’s Individual Class shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses for prospective investors, advertising literature, and costs of personnel involved with the promotion and distribution of shares. Under the Plan, the Funds pay CAPCO an amount computed monthly at an annual rate of 0.25% of each Fund’s Individual Class average daily net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers, (which may include CAPCO itself) and other financial institutions and organizations (collectively “Service Organizations”) amounts based on the particular Fund’s average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

The Administrative Services Plan provides that each Fund, out of assets attributable to its Individual Class and Institutional Class shares, shall compensate CAPCO to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which the Fund’s shareholders participate. The amount of such payments may not exceed, on an annual basis, 0.10% of the average daily net assets of the Individual Class shares or Institutional Class shares, respectively, of each Fund. For Individual Class shares, this fee is in addition to fees payable under the Service and Distribution Plan. Institutional Class shares are not subject to the Service and Distribution Plan.

Certain officers and directors of the Funds are also officers and/or directors of CAMCO, CAPCO and CCS.

Citi Fund Services Ohio, Inc. (“Citi Ohio”) serves as the Funds’ fund accountant. Under the terms of the Master Service Agreement, Citi Ohio will be paid annual class fees and is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.07% on the first $500 million of the Funds’ aggregate average daily net assets. The rate then declines to 0.06% on the next $150 million of aggregate average daily net assets, and to 0.05% on the next $100 million of aggregate average daily assets, and to 0.04% on aggregate average daily net assets thereafter. Under a transfer agency agreement assigned from Citi Ohio, FIS Investor Services LLC serves as the Funds’ transfer agent and is paid annual class and per account fees. These fees are allocated among the Funds based on their relative daily net assets.

Note 5 — Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities, U.S. government securities and in-kind transactions) for the period ended October 31, 2016, were as follows:

Fund	Purchases	Sales
Steward Large Cap Enhanced Index Fund	$40,303,202	$26,592,473
Steward Small-Mid Cap Enhanced Index Fund	23,678,058	16,575,196
Steward International Enhanced Index Fund	7,499,196	11,389,578
Steward Select Bond Fund	27,920,771	18,730,587
Steward Global Equity Income Fund	72,686,642	48,837,023

Purchases and sales of U.S. government securities for the period ended October 31, 2016, were as follows:

Fund	Purchases	Sales
Steward Select Bond Fund	$2,999,851	$3,169,380

Note 6 — Federal Income Tax Information:

As of October 31, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
Steward Large Cap Enhanced Index Fund	$328,836,918	$21,533,259	$(24,851,863)	$(3,318,604)
Steward Small-Mid Cap Enhanced Index Fund	151,449,815	30,065,970	(13,448,707)	16,617,263
Steward International Enhanced Index Fund	126,914,270	7,471,736	(15,190,534)	(7,718,798)
Steward Select Bond Fund	154,705,027	3,601,412	(2,633,537)	967,875
Steward Global Equity Bond Fund	182,320,293	25,708,669	(6,702,301)	19,006,368

The differences between book-basis and tax-basis unrealized appreciation/depreciation are primarily attributable to tax deferral of losses on wash sales, adjustments to income on certain securities and other temporary differences.

The tax character of distributions paid during the fiscal year ended April 30, 2016, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	In Excess of Net Investment Income	Total Distributions Paid
Steward Large Cap Enhanced Index Fund	$7,318,999	$41,538,932	$48,857,931	$10,741,514	$59,599,445
Steward Small-Mid Cap Enhanced Index Fund	2,091,167	15,210,094	17,301,261	—	17,301,261
Steward International Enhanced Index Fund	4,387,242	—	4,387,242	—	4,387,242
Steward Select Bond Fund	3,142,210	—	3,142,210	—	3,142,210
Steward Global Equity Income Fund	4,257,750	8,565,635	12,823,385	—	12,823,385

As of April 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Steward Large Cap Enhanced Index Fund	$—	$—	$—	$(2,373,036)	$(10,792,706)	$(13,165,742)
Steward Small-Mid Cap Enhanced Index Fund	—	5,339,726	5,339,726	(1,438,553)	13,402,781	17,303,954
Steward International Enhanced Index Fund	299,382	—	299,382	(9,164,233)	(10,565,322)	(19,430,173)
Steward Select Bond Fund	526,115	—	526,115	(2,401,099)	2,803,076	928,092
Steward Global Equity Income Fund	510,802	7,092,623	7,603,425	(330,275)	17,626,567	24,899,717

As of the end of their tax year ended April 30, 2016, the following Funds have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Fund	Expires 2017	Expires 2018	Expires 2019	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—	—
Steward International Enhanced Index Fund	—	1,340,263	7,312,628	8,652,891
Steward Select Bond Fund	—	468,259	760,671	1,228,930
Steward Global Equity Income Fund	—	—	—	—

CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—
Steward International Enhanced Index Fund	448,779	—	448,779
Steward Select Bond Fund	8,428	1,163,741	1,172,169
Steward Global Equity Income Fund	—	—	—

During the year ended April 30, 2016, the Funds did not utilize CLCFs.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2017:

Fund	Post-October Loss
Steward Large Cap Enhanced Index Fund	$2,373,036
Steward Small-Mid Cap Enhanced Index Fund	1,438,553
Steward International Enhanced Index Fund	62,563
Steward Select Bond Fund	—
Steward Global Equity Income Fund	330,275

Note 7 — Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of October 31, 2016, the following were record owners of the approximate amounts of each Fund listed below. Record ownership is not necessarily the same as beneficial ownership.

Fund	Shareholder	Percent Owned
Steward Large Cap Enhanced Index Fund – Individual Class	National Financial Services LLC	38%
Steward Large Cap Enhanced Index Fund – Individual Class	Charles Schwab & Co., Inc.	31%
Steward Large Cap Enhanced Index Fund – Institutional Class	National Financial Services LLC	45%
Steward Large Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	39%

Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	42%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	National Financial Services LLC	27%

Steward International Enhanced Index Fund – Individual Class	National Financial Services LLC	92%
Steward International Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	58%
Steward International Enhanced Index Fund – Institutional Class	National Financial Services LLC	39%

Steward Select Bond Fund – Individual Class	National Financial Services LLC	84%
Steward Select Bond Fund – Institutional Class	TD Ameritrade Trust Co.	51%
Steward Select Bond Fund – Institutional Class	National Financial Services LLC	49%

Steward Global Equity Income Fund – Individual Class	Charles Schwab & Co., Inc.	40%
Steward Global Equity Income Fund – Individual Class	National Financial Services LLC	37%
Steward Global Equity Income Fund – Institutional Class	National Financial Services LLC	50%
Steward Global Equity Income Fund – Institutional Class	TD Ameritrade Trust Co.	44%

Note 8 — Legal Proceedings:

The Steward Funds have been named as defendants and as putative members of a proposed defendant class in Kirschner v. FitzSimons (In re Tribune Co.), No. 12-2652 (S.D.N.Y.) (the “FitzSimons action”) and Deutsche Bank Trust Co. Americas v. Employees Retirement Fund of the City of Dallas, Texas, No. 11-9568 (S.D.N.Y.) (the “Deutsche Bank action”) as a result of the sale by Steward Large Cap Enhanced Index Fund (then known as Steward Domestic All-Cap Equity Fund) and Steward Multi-Manager Equity Fund (a fund that is no longer in existence) of their shares in the Tribune Company (“Tribune”) in a 2007 leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. Both lawsuits have been consolidated with the majority of the other Tribune-related lawsuits in the multidistrict litigation proceeding In re Tribune Co. Fraudulent Conveyance Litig., No. 11-2296 (S.D.N.Y.) (the “MDL Proceeding”). None of these lawsuits alleges any wrongdoing on the part of the Steward Funds. On September 23, 2013, the Court granted the defendants’ motion to dismiss the Deutsche Bank action on the basis that the plaintiffs lacked standing. Both sides appealed the decision to the U.S. Court of Appeals for the Second Circuit. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the Deutsche Bank action and other similar Tribune-related lawsuits. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code (which was the basis for the district court’s dismissal), their claims were preempted by Section 546(e) of the Bankruptcy Code — the statutory safe harbor for settlement payments. On April 12, 2016, the plaintiffs in those actions filed a motion seeking an en banc hearing before the appeals court. The court has not yet issued a decision on that motion.

On May 23, 2014, the defendants filed motions to dismiss the Fifth Amended Complaint in the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions. At this state of the proceedings, the Steward Funds are not able to make a reliable prediction as to these lawsuits or the effect, if any, on the net asset value of the Funds.

Note 9 — Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued.

In December 2016, the Board of Directors of Steward Funds, Inc. and Capstone Series Fund, Inc. approved a plan for the tax-free reorganization of Steward Small-Mid Cap Enhanced Index Fund, under which that Fund (currently a series of Capstone Series Fund, Inc.) will become a series of Steward Funds, Inc. This reorganization is not expected to cause any material change in the way the Fund is managed or operated or on its investment objective, policies, expenses, service arrangements or in the value of the Fund's net assets and shares.

General Information (Unaudited)

Proxy Voting Policy and Voting Records

A description of the policies and procedures that the Steward Funds use to determine how to vote proxies and information regarding how each Fund voted proxies during the most recent 12 month-period ended June 30, is available without charge, (i) by calling 1-800-262-6631, or (ii) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Steward Funds file a complete Schedule of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC’s website at http://www.sec.gov. The Steward Funds’ Forms N-Q may be reviewed, or, for a fee, may be copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

EXPENSE EXAMPLES (Unaudited)

As a shareholder of the Steward Funds, you may incur redemption fees for certain transactions and fees if your account is under $200, (small account fees). You will also incur ongoing costs, including management fees; 12b-1 fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 through October 31, 2016.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Beginning Account Value 5/1/16	Ending Account Value 10/31/16	Expenses Paid During Period* 5/1/16 – 10/31/16	Expense Ratio During Period 5/1/16 – 10/31/16
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,026.90	$4.24	0.83%
Institutional Class	1,000.00	1,028.40	2.51	0.49%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class	1,000.00	1,030.80	4.35	0.85%
Institutional Class	1,000.00	1,032.60	2.87	0.56%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,034.90	5.18	1.01%
Institutional Class	1,000.00	1,036.60	3.44	0.67%
Steward Select Bond Fund
Individual Class	1,000.00	1,006.80	4.81	0.95%
Institutional Class	1,000.00	1,008.60	3.09	0.61%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,033.60	5.02	0.98%
Institutional Class	1,000.00	1,035.50	3.28	0.64%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes (Unaudited)

The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Steward Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees, which Funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative costs of owning different funds.

Fund	Beginning Account Value 5/1/16	Ending Account Value 10/31/16	Expenses Paid During Period* 5/1/16 – 10/31/16	Expense Ratio During Period 5/1/16 – 10/31/16
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,021.02	$4.23	0.83%
Institutional Class	1,000.00	1,022.74	2.50	0.49%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class	1,000.00	1,020.92	4.33	0.85%
Institutional Class	1,000.00	1,022.38	2.85	0.56%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,020.11	5.14	1.01%
Institutional Class	1,000.00	1,021.83	3.41	0.67%
Steward Select Bond Fund
Individual Class	1,000.00	1,020.42	4.84	0.95%
Institutional Class	1,000.00	1,022.13	3.11	0.61%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,020.27	4.99	0.98%
Institutional Class	1,000.00	1,021.98	3.26	0.64%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 184/365 (to reflect the one-half year period).

Visit us online at:
www.stewardmutualfunds.com

SEMI-ANNUAL REPORT
(UNAUDITED)

STEWARD MUTUAL FUNDS

DISCIPLINED, PRINCIPLED, RESPONSIBLE INVESTING

Steward Large Cap Enhanced Index Fund

Steward Small-Mid Cap Enhanced Index Fund

Steward International Enhanced Index Fund

Steward Select Bond Fund

Steward Global Equity Income Fund

For more complete information about the Steward Mutual Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Distributed by:
Capstone Asset Planning Company | 3700 West Sam Houston Parkway South, Suite 250
Houston, Texas 77042 | 1-888-556-5369 | info@capstonefinancial.com

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not Applicable

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto
(a)(3)	Not Applicable
(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  STEWARD FUNDS, INC.

By (Signature and Title)  /s/ Michael L. Kern, III

Michael L. Kern, III, President and Treasurer

Date  December 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Michael L. Kern, III

Michael L. Kern, III, President and Treasurer

Date  December 22, 2016